Putnam
Research
Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-05

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[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

During the past several months, Putnam has introduced a number of reforms for the benefit of shareholders, including increasing the amount of disclosure for our funds. We are now including additional disclosure about your fund's management team. Following the Outlook for Your Fund, we show manager compensation information that pertains to your fund and any changes in your fund's Portfolio Leader and Portfolio Members during the prior year period, as well as these individuals' other fund management responsibilities at Putnam. We also show how much these individuals have invested in the fund (in dollar ranges), and fund ownership (in dollar ranges) is also shown for the members of Putnam's Executive Board. In equity fund reports, we now list the largest brokerage relationships of your fund following the Notes to the Financial Statements. Finally, on page 18, we provide certain information about the most recent approval of your fund's management contract with Putnam by the Trustees.

We are also pleased to announce that three new Trustees have joined your fund's Board of Trustees. Nominated by your fund's independent Trustees, these individuals have had outstanding careers as leaders in the investment management industry. Myra R. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College and serves as ex-officio member and past Chair of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee and as a Trustee of Commonfund, a not-for-profit asset management firm. Richard B. Worley is Managing Partner of Permit Capital LLC, an investment management firm. Both Ms. Drucker and Mr. Worley are independent Trustees (i.e., Trustees who are not "interested persons" of your fund or its investment advisor). Charles E. Haldeman, Jr., the third new Trustee, is President and Chief Executive Officer of Putnam Investments. We also announce the departure of one of your fund's Trustees, A.J.C. Smith, formerly Chairman of Putnam Investments and Consultant to Marsh & McLennan Companies, Inc.

In the following pages, your fund's management team discusses performance, strategy, and its outlook for the remainder of fiscal 2005.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 16, 2005



Report from Fund Management

Fund highlights

 * For the six months ended January 31, 2005, Putnam Research Fund's class A shares returned 9.50% without sales charges and 3.76% with maximum sales charges reflected.

 * The fund's benchmark, the S&P 500 Index, returned 8.16%.

 * The average return for the fund's Lipper category, Large-Cap Core Funds, was 7.27%.

 * See the Performance Summary beginning on page 10 for additional fund performance, comparative performance, and Lipper data.

Performance commentary

We are pleased to report that, for the six months ended January 31, 2005, your fund's return at net asset value (NAV, without sales charges) exceeded both the average return for funds in its Lipper peer group and the return of its benchmark, the S&P 500 Index. Your fund's performance was helped by strength in many areas, including the consumer, health care, materials, financials, energy, and telecommunications sectors. However, weakness in technology and industrial stocks detracted from performance. Throughout the period, the fund continued to benefit from our research-driven investment style and our bottom-up stock selection process. Rather than trying to forecast broad market or economic trends, we focus on each company's valuation, fundamental strengths, and long-term prospects.

--------------------------------------------------
TOTAL RETURN FOR
PERIODS ENDED 1/31/05
--------------------------------------------------
Class A
(inception 10/2/95)           NAV            POP
--------------------------------------------------
6 months                     9.50%          3.76%
--------------------------------------------------
1 year                       4.64          -0.83
--------------------------------------------------
5 years                    -14.82         -19.29
Annual average              -3.16          -4.20
--------------------------------------------------
Life of fund               139.48         126.93
Annual average               9.81           9.18
--------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnaminvestments.com. For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower. A short-term trading fee of up to 2% may apply.

FUND PROFILE

Putnam Research Fund seeks capital appreciation by investing primarily in common stocks recommended by analysts within Putnam's Global Equity Research Team. The portfolio typically invests in large U.S.-based companies believed to offer strong growth potential and may contain both growth and value stocks. The fund may be appropriate for investors seeking growth of capital.



Market overview

During the first six months of your fund's fiscal year, the stock market gained ground overall, although investors were distracted by a number of concerns. On the one hand, the backdrop for stocks was generally favorable: the economy continued to expand, job creation was uneven but improving, and corporate profits were generally solid. However, these positive trends were offset by worries over rising interest rates, soaring energy prices, and uncertainty in anticipation of the U.S. presidential election.

At the start of the period, in August 2004, stocks had fallen sharply in response to the start of a series of interest-rate increases by the Federal Reserve Board, a dramatic rise in oil prices, and a series of destabilizing events in Iraq. These concerns weighed on the market, causing choppiness until November, when the resolution of the presidential election and lower energy prices reduced market uncertainty. Stocks advanced strongly in November and December, and for the second consecutive calendar year, major stock market indexes posted gains. Stocks had a tougher time in January -- the final month of the fund's semiannual period -- when all three major indexes posted losses for the month.

------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/05
------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      8.16%
------------------------------------------------------------------------------
Russell 3000 Growth Index (large-company growth stocks)                 6.60%
------------------------------------------------------------------------------
Russell 3000 Value Index (large-company value stocks)                  11.88%
------------------------------------------------------------------------------
Russell 2000 Index (small-company stocks)                              13.88%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         3.81%
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                             3.30%
------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield
corporate bonds)                                                        7.72%
------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/05.
------------------------------------------------------------------------------


Strategy overview

When discussing the strategy of your fund, it is important to remember that changes in the economic or market environment generally do not affect our decision-making process. Our strategy remains fairly constant in all market conditions. We take a bottom-up approach to stock selection, focusing on each individual company, the valuation of its stock, and our assessment of its potential to deliver stronger performance than other companies in its industry. The analysts who manage your fund are grouped into sector teams, analyzing stocks in each sector of the fund's benchmark, the S&P 500 Index. Each team seeks to identify stocks that we believe are worth more than their current stock prices indicate.

During the semiannual period, we increased the fund's investments in insurance, restaurant, technology services, and education stocks. We also trimmed positions in banking, chemical, automotive, and pharmaceutical stocks. At the close of the period, the fund's positions in these industries were smaller than those of the benchmark S&P 500 Index. It is important to note that, if the fund's position in a particular industry is more or less than the benchmark's, it is based on how many stocks we have selected from that industry. We do not make "sector bets" -- which means buying and selling stocks based on how an entire sector is expected to perform. Rather, we select stocks after careful analysis of each individual company.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                           as of 7/31/04  as of 1/31/05

Financial                      7.1%           7.0%

Oil and gas                    3.8%           5.7%

Pharmaceuticals                7.8%           5.6%

Retail                         8.7%           5.6%

Insurance                      1.9%           5.4%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.



How fund holdings affected performance

Health care was the weakest sector in the S&P 500 Index for the six-month period, gaining only 1.84%. However, it was one of the biggest contributors to your fund's performance, due to our successful stock selection in pharmaceuticals. Drug companies have come under pressure for a number of reasons, including increased competition from generic drugs, weak new drug pipelines, and, most recently, concern about liability issues surrounding some high-profile drugs. Your fund did not own one of the stocks hurt most by the liability issues -- Merck, the maker of the pain reliever Vioxx, which was pulled off the market in September after trials found it increased the risk of heart attack and stroke. However, although the health-care sector made a positive contribution overall, the fund did own Pfizer, whose pain reliever, Celebrex, raised concerns after a study found high doses of the drug were associated with increased risk of heart attack. Although Pfizer detracted from returns during the period, we believe it remains an attractive long-term growth opportunity, and it was in the fund's portfolio as of the close of the period. Overall, we are maintaining a neutral position in pharmaceutical stocks relative to the benchmark. Although the prices of these stocks have declined significantly, we still think the potential risks at this time offset their attractive prices.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS
(Percent of fund's net assets as of 1/31/05)

 1 ExxonMobil Corp. (3.7%)
   Oil and gas

 2 Citigroup, Inc. (3.2%)
   Financial

 3 Microsoft Corp. (3.1%)
   Software

 4 Altria Group, Inc. (2.6%)
   Tobacco

 5 American International Group, Inc. (2.5%)
   Insurance

 6 Tyco International, Ltd. (2.2%)
   Bermuda
   Conglomerates

 7 Johnson & Johnson (2.1%)
   Pharmaceuticals

 8 Fannie Mae (1.9%)
   Financial

 9 IBM Corp. (1.9%)
   Computers

10 Lowe's Cos., Inc. (1.7%)
   Retail

Footnote reads:
The fund's holdings will change over time.


In addition to stock selection in the health-care sector, a number of individual stocks in your fund's portfolio are worth mentioning for their contributions to performance. For example, among the fund's best-performing holdings was Altria Group, formerly Philip Morris Companies. The company, whose U.S. tobacco business has regained market share, recently reported strong earnings gains. In addition, the company has made a number of improvements at its subsidiary, Kraft Foods, the largest U.S. food maker. Altria has been focusing on Kraft's most profitable businesses while selling some slower-growing ones.

Also gaining significantly during the period was the stock of insurance company American International Group (AIG). Earlier in 2004, we had eliminated the fund's position, based on our assessment of its valuation. In October, New York State Attorney General Eliot Spitzer launched an investigation into insurance brokerage practices, and AIG stock declined along with many other companies in the industry. While AIG was not a defendant in the Spitzer lawsuit, two of its employees pled guilty in connection with the investigation. In November, we took advantage of AIG's price weakness by adding it to the portfolio again, which proved beneficial as the stock subsequently rebounded more than 20% from its low.

Another contributor to performance was Aggregate Industries, a United Kingdom-based company that produces construction materials such as bricks, concrete, and masonry products. The stock had been sold from the portfolio as of the close of the period. Cardinal Health, a pharmaceutical distribution company, also performed strongly. This stock had declined sharply in the summer of 2004 when investors became concerned about a change in its business model.

Among the stocks that detracted from returns during the period was Cisco Systems, the leading supplier of computer networking equipment. Weaker-than-expected spending on networking equipment caused Cisco's stock price to decline during the period. However, Cisco remained in the portfolio at the close of the period because we believe it continues to be an attractive long-term opportunity. This is due in part to its expanding product line and its leadership position in the industry. Another detractor was fund holding Fannie Mae. The stock of this mortgage financing company declined partly as a result of regulatory investigations of its accounting practices. We found the stock's valuation to be very attractive, and we believe the company continues to offer strong long-term growth potential, despite its recent setbacks. Another stock that faced setbacks was that of Fifth Third Bancorp, which felt the effects of interest-rate pressures and a high-priced acquisition. We believe the company continues to offer above-average long-term growth potential and an attractive valuation, and its stock remained in the portfolio at the close of the period.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

As always, when we consider the outlook for your fund, we are more concerned with the long-term potential of individual companies than with short-term developments in the economy or the markets. While the market as a whole is affected by world events and economic cycles, we believe investors' long-term goals are best served by our bottom-up approach to stock selection, which relies heavily on fundamental research and analysis. Of course, our beliefs about general themes at work in the market do influence our decisions as well, but not to the same extent.

As we enter the second half of your fund's fiscal year, we believe an environment of modest economic growth coupled with low inflation is likely to persist. In addition, stock returns may be modest. Despite rising interest rates, borrowing costs are still low by historical standards, so companies should continue to grow -- albeit at a slower pace -- and the economy continues to look strong. Regardless of the direction the market takes in the months ahead, our strategy and focus remain the same. We will continue to conduct intensive research in order to identify a wide array of companies with the potential to reward investors over time.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.


Your fund's management

Your fund is managed by the members of the Putnam Global Equity Research Team. Joshua Brooks and Kelly Morgan are the Portfolio Leaders and Mark Bogar, John Coffey, and Charles Dane are Portfolio Members of your fund. The Portfolio Leaders and Portfolio Members coordinate the team's management of the fund.

For a complete listing of the members of the Putnam Global Equity
Research Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Fund ownership

The table below shows how much the fund's current Portfolio Leader and Portfolio Members have invested in the fund (in dollar ranges).
Information shown is for the current and prior year ended January 31.



-------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO LEADERS AND PORTFOLIO MEMBERS
-------------------------------------------------------------------------------------------------------------
                                    $1 -        $10,001 -    $50,001 -   $100,001 -     $500,001 - $1,000,001
                    Year     $0     $10,000     $50,000     $100,000     $500,000     $1,000,000     and over
-------------------------------------------------------------------------------------------------------------
Joshua Brooks       2005                                                     *
-------------------------------------------------------------------------------------------------------------
Portfolio Leader    N/A
-------------------------------------------------------------------------------------------------------------
Kelly Morgan        2005                                                     *
-------------------------------------------------------------------------------------------------------------
Portfolio Leader    N/A
-------------------------------------------------------------------------------------------------------------
Mark Bogar          2005                           *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------
John Coffey         2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------
Charles Dane        2005                           *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------

N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of 1/31/04.




Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $1,500,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Co-Chief Investment Officers of the team and the Group Chief Investment Officer responsible for the fund's broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Joshua Brooks is also a Portfolio Leader of Putnam Capital Appreciation Fund and a Portfolio Member of Putnam Global Equity Fund and Putnam Investors Fund.

Kelly Morgan is also a Portfolio Leader of Putnam Growth Opportunities Fund and Putnam Voyager Fund.

Mark Bogar is also a Portfolio Member of Putnam Global Equity Fund.

Joshua Brooks, Kelly Morgan, Mark Bogar, John Coffey, and Charles Dane may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Changes in your fund's Portfolio Leader and Portfolio Members

During the year ended January 31, 2005, Joshua Brooks and Kelly Morgan became Portfolio Leaders, and Mark Bogar, John Coffey, and Charles Dane became Portfolio Members, of your fund.


Fund ownership

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is for the current and prior year ended January 31.



------------------------------------------------------------------------------------------------
PUTNAM EXECUTIVE BOARD
------------------------------------------------------------------------------------------------
                                                   $1 -        $10,001 -    $50,001 -   $100,001
                                   Year     $0     $10,000     $50,000     $100,000     and over
------------------------------------------------------------------------------------------------
Philippe Bibi                      2005      *
------------------------------------------------------------------------------------------------
Chief Technology Officer           2004      *
------------------------------------------------------------------------------------------------
John Boneparth                     2005                                                     *
------------------------------------------------------------------------------------------------
Head of Global Institutional Mgmt  2004                                        *
------------------------------------------------------------------------------------------------
Joshua Brooks                      N/A
------------------------------------------------------------------------------------------------
Deputy Head of Investments         N/A
------------------------------------------------------------------------------------------------
Kevin Cronin                       2005      *
------------------------------------------------------------------------------------------------
Head of Investments                N/A
------------------------------------------------------------------------------------------------
Charles Haldeman, Jr.              2005                           *
------------------------------------------------------------------------------------------------
President and CEO                  2004      *
------------------------------------------------------------------------------------------------
Amrit Kanwal                       2005                           *
------------------------------------------------------------------------------------------------
Chief Financial Officer            N/A
------------------------------------------------------------------------------------------------
Steven Krichmar                    2005                                                     *
------------------------------------------------------------------------------------------------
Chief of Operations                N/A
------------------------------------------------------------------------------------------------
Francis McNamara, III              2005               *
------------------------------------------------------------------------------------------------
General Counsel                    N/A
------------------------------------------------------------------------------------------------
Richard Monaghan                   2005                                        *
------------------------------------------------------------------------------------------------
Head of Retail Management          2004      *
------------------------------------------------------------------------------------------------
Richard Robie, III                 2005      *
------------------------------------------------------------------------------------------------
Chief Administrative Officer       N/A
------------------------------------------------------------------------------------------------
Edward Shadek                      N/A
------------------------------------------------------------------------------------------------
Deputy Head of Investments         N/A
------------------------------------------------------------------------------------------------

N/A indicates the individual joined Putnam's Executive Board after the reporting date.




Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended January 31, 2005. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 1/31/05
--------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)             (10/2/95)             (6/15/98)              (2/1/99)             (6/15/98)        (1/21/03)
--------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
--------------------------------------------------------------------------------------------------------------------------
6 months                   9.50%      3.76%      8.99%      3.99%      9.02%      8.02%      9.18%      5.35%      9.32%
--------------------------------------------------------------------------------------------------------------------------
1 year                     4.64      -0.83       3.84      -1.16       3.82       2.82       4.10       0.46       4.37
--------------------------------------------------------------------------------------------------------------------------
5 years                  -14.82     -19.29     -17.96     -19.46     -18.02     -18.02     -16.94     -19.85     -15.85
Annual average            -3.16      -4.20      -3.88      -4.24      -3.90      -3.90      -3.64      -4.33      -3.39
--------------------------------------------------------------------------------------------------------------------------
Life of fund             139.48     126.93     122.02     122.02     123.21     123.21     128.40     120.47     134.08
Annual average             9.81       9.18       8.93       8.93       8.99       8.99       9.26       8.84       9.55
--------------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP)
for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.

Performance information shown reflects the restatement of the fund's net asset values for the period from January 5,
2001, to February 18, 2004, in connection with the restitution payment described in Note 7 to the financial statements.
This payment had the effect of increasing the net asset value of each class of the fund's shares for each day during the period by $0.01 to $0.02 per share.

For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.



------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/05
------------------------------------------------------------------------------
                                                     Lipper Large-Cap
                                 S&P 500             Core Funds
                                 Index               category average*
------------------------------------------------------------------------------
6 months                         8.16%               7.27%
------------------------------------------------------------------------------
1 year                           6.23                3.71
------------------------------------------------------------------------------
5 years                         -8.55              -12.98
Annual average                  -1.77               -3.03
------------------------------------------------------------------------------
Life of fund                   136.09              102.58
Annual average                   9.65                7.66
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month and 1-, 5-, and life-of-fund periods ended 1/31/05, there were 942, 915, 595, and 250 funds, respectively, in this Lipper category.



--------------------------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/05
--------------------------------------------------------------------------------------------------------
                                   Class A        Class B    Class C          Class M       Class R
--------------------------------------------------------------------------------------------------------
Distributions (number)                1                --         --             --               1
--------------------------------------------------------------------------------------------------------
Income                              $0.065             --         --             --            $0.029
--------------------------------------------------------------------------------------------------------
Capital gains                         --               --         --             --               --
--------------------------------------------------------------------------------------------------------
Total                               $0.065             --         --             --            $0.029
--------------------------------------------------------------------------------------------------------
Share value:                    NAV        POP        NAV        NAV        NAV        POP        NAV
--------------------------------------------------------------------------------------------------------
7/31/04                      $12.48     $13.17     $11.90     $11.97     $12.09     $12.53     $12.44
--------------------------------------------------------------------------------------------------------
1/31/05                       13.60      14.35      12.97      13.05      13.20      13.68      13.57
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/04 (MOST RECENT CALENDAR QUARTER)
--------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)             (10/2/95)             (6/15/98)              (2/1/99)             (6/15/98)        (1/21/03)
--------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
--------------------------------------------------------------------------------------------------------------------------
6 months                   6.41%      0.85%      6.02%      1.02%      5.99%      4.99%      6.17%      2.44%      6.22%
--------------------------------------------------------------------------------------------------------------------------
1 year                     7.48       1.81       6.62       1.62       6.67       5.67       6.93       3.15       7.12
--------------------------------------------------------------------------------------------------------------------------
5 years                  -16.89     -21.25     -19.93     -21.40     -19.98     -19.98     -18.95     -21.80     -17.91
Annual average            -3.63      -4.67      -4.35      -4.70      -4.36      -4.36      -4.11      -4.80      -3.87
--------------------------------------------------------------------------------------------------------------------------
Life of fund             143.53     130.77     125.96     125.96     127.14     127.14     132.38     124.31     138.05
Annual average            10.11       9.47       9.22       9.22       9.28       9.28       9.55       9.13       9.84
--------------------------------------------------------------------------------------------------------------------------

Performance information shown reflects the restatement of the fund's net asset values for the period from January 5,
2001, to February 18, 2004, in connection with the restitution payment described in Note 7 to the financial statements.
This payment had the effect of increasing the net asset value of each class of the fund's shares for each day during the period by $0.01 to $0.02 per share.





Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Research Fund from August 1, 2004, to January 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.



-------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 1/31/05
-------------------------------------------------------------------------------------
                                  Class A    Class B    Class C    Class M    Class R
-------------------------------------------------------------------------------------
Expenses paid per $1,000*           $6.34     $10.27     $10.27      $8.96      $7.65
-------------------------------------------------------------------------------------
Ending value (after expenses)   $1,095.00  $1,089.90  $1,090.20  $1,091.80  $1,093.20
-------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/05. The expense ratio may differ for each share class (see the table at the bottom of the next page).
  Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.



Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended January 31, 2005, use the calculation method below. To find the value of your investment on August 1, 2004, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 08/01/2004 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.


-------------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
-------------------------------------------------------------------------------
                                                                       Total
Value of your                                Expenses paid             expenses
investment on 8/1/04    [DIV]  $1,000    x   per $1,000              = paid
-------------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-------------------------------------------------------------------------------
$10,000                 [DIV]  $1,000    x   $6.34 (see table above) = $63.40
-------------------------------------------------------------------------------


Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.



-------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 1/31/05
-------------------------------------------------------------------------------------
                                  Class A    Class B    Class C    Class M    Class R
-------------------------------------------------------------------------------------
Expenses paid per $1,000*           $6.11      $9.91      $9.91      $8.64      $7.37
-------------------------------------------------------------------------------------
Ending value (after expenses)   $1,019.16  $1,015.38  $1,015.38  $1,016.64  $1,017.90
-------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/05. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.



Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
------------------------------------------------------------------------------
                              Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio                 1.20%     1.95%     1.95%     1.70%     1.45%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group+  1.32%     2.07%     2.07%     1.82%     1.57%
------------------------------------------------------------------------------

+ Average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, as of 12/31/04, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.

Understanding your fund's portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

------------------------------------------------------------------------------
TURNOVER COMPARISONS
percentage of holdings that change every year
------------------------------------------------------------------------------
                           2004       2003       2002       2001       2000
------------------------------------------------------------------------------
Putnam Research Fund       102%       132%       150%       163%       159%
------------------------------------------------------------------------------
Lipper Large-Cap Core
Funds category average      89%        83%        95%        95%        95%
------------------------------------------------------------------------------

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on July 31. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2004 is based on information available as of 12/31/04.


Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of December 31, 2004. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk       2.95

U.S. stock
fund average           3.36

0%   INCREASING RISK   100%

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index of global high-yield fixed-income securities.

Lehman Aggregate Bond Index is an unmanaged index of U.S.
investment-grade fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Growth Index is an unmanaged index of those companies in the broad-market Russell 3000 Index chosen for their growth orientation.

Russell 3000 Value Index is an unmanaged index of those companies in the broad-market Russell 3000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of each fund's management contract with Putnam Management. In this regard the Board of Trustees, with the assistance of its Contract Committee consisting solely of Independent Trustees, requests and evaluates all information it deems reasonably necessary in the circumstances. Over the course of several months beginning in March and ending in June of 2004, the Contract Committee reviewed the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's contract, effective July 1, 2004.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such service, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below.

Model fee schedules and categories; total expenses

The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam complex and compares favorably with fees paid by competitive funds sponsored by other advisors. The Trustees reviewed the model fee schedule currently in effect for the fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. The Trustees also reviewed comparative fee and expense information for competitive funds. The Trustees concluded that no changes should be made in the fund's current fee schedule at this time. The Trustees noted that expense ratios for a number of Putnam funds had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004. They also noted that the competitive landscape regarding mutual fund fees may be changing as a result of fee reductions accepted by various other fund groups in connection with recent regulatory settlements and greater focus on fees and expenses in the mutual fund industry generally. The Trustees indicated an intention to monitor these developments closely.

Economies of scale

As noted above, the Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The Trustees indicated their intention to continue their ongoing consideration of economies of scale and in particular to consider further the possible operation of such economies in the event that a significant recovery in the equity markets or net fund sales were to raise asset levels substantially above current levels. In this regard, the Trustees noted that they had reviewed data relating to the substantial increase in asset levels of the Putnam funds that occurred during the years leading up to the market peak in 2000, the subsequent decline in assets and the resulting impact on revenues and expenses of Putnam Management. The Trustees also noted that recent declines in net assets in many Putnam funds, together with significant changes in the cost structure of Putnam Management have altered the economics of Putnam Management's business in significant ways. The Trustees concluded that they would monitor these changes carefully and evaluate the resulting impact on Putnam Management's economics and the sharing of economies of scale between the parties.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under the Management Contracts. The Trustees recognized that a high quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds.

They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such under-performance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line in an effort to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted. As a general matter, the Trustees concluded that consultation between the Trustees and Putnam Management represents the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds and their financial advisors have, as a general matter, effectively placed their trust in the Putnam organization, under the supervision of the funds' Trustees, to make appropriate decisions regarding the management of the funds. The Trustees believe that the termination of the Management Contract and engagement of a new investment adviser for under-performing funds, with all the attendant disruptions, would not serve the interests of fund shareholders at this time and would not necessarily provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the Management Contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, which pertain mainly to funds investing in equity securities. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage represent assets of the funds that should be used for the benefit of fund shareholders. The Trustees noted recent trends in the allocation of fund brokerage, including commission costs, the allocation of brokerage to firms that provide research services to Putnam Management, and the sources and application of available soft-dollar credits. Effective December 31, 2003, reflecting a decision made by the Trustees earlier that year, Putnam Management ceased allocating brokerage in connection with the sale of fund shares. In addition, in preparing its budget for commission allocations in 2004, Putnam Management voluntarily reduced substantially the allocation of brokerage commissions to acquire research services from third-party service providers. In light of evolving best practices in the mutual fund industry, the Trustees concluded that this practice should be further curtailed and possibly eliminated in the near future. The Trustees indicated that they would continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of the annual contract reviews included information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans and college endowments. This information included comparison of such fees with fees charged to the Putnam funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees devoted special attention to these issues and reviewed recent articles by critics of mutual fund fees, articles by the ICI defending such fee differences, and relevant guidance provided by decisions of the courts. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflects to a substantial degree historical competitive forces operating in separate market places. In reaching their conclusions, the Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, and also considered the differences between the services that Putnam provides to the Putnam funds and those that it provides to institutional clients of the firm.

Settlement of regulatory charges related to market timing

Finally, in reaching their conclusions, the Trustees considered all matters pertinent to the administrative charges filed against Putnam Management by the SEC and the Commonwealth of Massachusetts in October 2003 relating to market timing, the firm's settlement of those charges, and the conclusions and recommendations of the Trustees' Audit and Pricing Committee based on its review of these matters. The Trustees considered the actions taken by the owner of Putnam Management and its new senior management to terminate or discipline the individuals involved, to implement new compliance systems, to indemnify the funds against all costs and liabilities related to these matters, and otherwise to ensure that the interests of the funds and their shareholders are fully protected. The Trustees noted that, in addition to the settlements of the regulatory charges which will provide comprehensive restitution for any losses suffered by shareholders, the new senior management of Putnam Management has moved aggressively to control expense ratios of funds affected by market timing, to reduce charges to new investors, to improve disclosure of fees and expenses, and to emphasize the paramount role of investment performance in achieving shareholders' investment goals.


Other information for shareholders

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, are available on the Putnam Individual Investor Web site, www.putnaminvestments.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

For periods ending on or after July 9, 2004, the fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.



A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (99.1%) (a)
Number of shares                                                          Value

Advertising and Marketing Services (0.9%)
-------------------------------------------------------------------------------
       126,700 Omnicom Group, Inc. (S)                              $10,755,563

Aerospace and Defense (2.9%)
-------------------------------------------------------------------------------
       221,700 Boeing Co. (The)                                      11,218,020
       209,400 Lockheed Martin Corp.                                 12,105,414
       120,600 United Technologies Corp.                             12,142,008
                                                                 --------------
                                                                     35,465,442

Airlines (0.5%)
-------------------------------------------------------------------------------
       453,000 Southwest Airlines Co. (S)                             6,559,440

Banking (3.7%)
-------------------------------------------------------------------------------
       303,600 Commerce Bancorp, Inc. (S)                            17,469,144
       244,500 Fifth Third Bancorp                                   11,361,915
       282,900 Wells Fargo & Co.                                     17,341,770
                                                                 --------------
                                                                     46,172,829

Basic Materials (1.1%)
-------------------------------------------------------------------------------
       246,300 Vulcan Materials Co. (S)                              13,911,024

Biotechnology (2.3%)
-------------------------------------------------------------------------------
       296,300 Amgen, Inc. (NON)                                     18,441,712
       191,700 Chiron Corp. (NON)                                     6,297,345
        67,900 Genzyme Corp. (NON)                                    3,952,459
                                                                 --------------
                                                                     28,691,516

Building Materials (0.6%)
-------------------------------------------------------------------------------
       191,200 Masco Corp.                                            7,036,160

Cable Television (1.4%)
-------------------------------------------------------------------------------
       545,800 Comcast Corp. Class A (NON)                           17,569,302

Chemicals (1.2%)
-------------------------------------------------------------------------------
       209,900 PPG Industries, Inc.                                  14,436,922

Commercial and Consumer Services (1.8%)
-------------------------------------------------------------------------------
       148,700 eBay, Inc. (NON)                                      12,119,050
       287,400 Yahoo!, Inc. (NON) (S)                                10,119,354
                                                                 --------------
                                                                     22,238,404

Communications Equipment (2.6%)
-------------------------------------------------------------------------------
     1,134,100 Cisco Systems, Inc. (NON)                             20,459,164
       308,200 Qualcomm, Inc.                                        11,477,368
                                                                 --------------
                                                                     31,936,532

Computers (2.9%)
-------------------------------------------------------------------------------
       568,200 EMC Corp. (NON)                                        7,443,420
       245,800 IBM Corp.                                             22,962,636
        71,200 Lexmark International, Inc. (NON)
               (S)                                                    5,934,520
                                                                 --------------
                                                                     36,340,576

Conglomerates (3.6%)
-------------------------------------------------------------------------------
       503,300 General Electric Co.                                  18,184,229
       739,000 Tyco International, Ltd. (Bermuda)                    26,707,460
                                                                 --------------
                                                                     44,891,689

Consumer Finance (3.1%)
-------------------------------------------------------------------------------
       189,500 Capital One Financial Corp.                           14,834,060
       387,500 Countrywide Financial Corp.                           14,337,500
       556,900 Providian Financial Corp. (NON) (S)                    9,289,092
                                                                 --------------
                                                                     38,460,652

Consumer Goods (2.6%)
-------------------------------------------------------------------------------
       130,200 Alberto-Culver Co.                                     7,063,350
       366,400 Avon Products, Inc.                                   15,469,408
       208,200 Estee Lauder Cos., Inc. (The) Class A                  9,398,148
                                                                 --------------
                                                                     31,930,906

Consumer Staples (1.4%)
-------------------------------------------------------------------------------
       949,300 Time Warner, Inc. (NON)                               17,087,400

Electric Utilities (2.8%)
-------------------------------------------------------------------------------
       119,300 Dominion Resources, Inc. (S)                           8,277,034
       191,900 Edison International                                   6,230,993
       104,300 Entergy Corp.                                          7,250,936
       246,800 PG&E Corp. (NON)                                       8,638,000
       112,800 Wisconsin Energy Corp. (S)                             3,855,504
                                                                 --------------
                                                                     34,252,467

Electronics (2.4%)
-------------------------------------------------------------------------------
       854,100 Freescale Semiconductor, Inc. Class
               A (NON) (S)                                           14,605,110
       412,800 Intel Corp.                                            9,267,360
       137,600 Maxim Integrated Products, Inc. (S)                    5,367,776
                                                                 --------------
                                                                     29,240,246

Energy (3.2%)
-------------------------------------------------------------------------------
       174,000 Cooper Cameron Corp. (NON)                             9,815,340
       174,800 GlobalSantaFe Corp. (Cayman Islands)
               (S)                                                    6,180,928
       169,800 Noble Corp. (Cayman Islands) (NON)
               (S)                                                    9,058,830
       311,700 Pride International, Inc. (NON) (S)                    7,290,663
       221,400 Varco International, Inc. (NON)                        6,777,054
                                                                 --------------
                                                                     39,122,815

Entertainment (0.7%)
-------------------------------------------------------------------------------
       156,500 Royal Caribbean Cruises, Ltd.
               (Liberia)                                              8,294,500

Financial (7.0%)
-------------------------------------------------------------------------------
       799,700 Citigroup, Inc. (SEG)                                 39,225,285
       361,600 Fannie Mae                                            23,352,128
       183,200 Freddie Mac                                           11,961,128
       131,000 Lehman Brothers Holdings, Inc.                        11,945,890
                                                                 --------------
                                                                     86,484,431

Food (0.5%)
-------------------------------------------------------------------------------
       102,100 Hershey Foods Corp.                                    5,971,829

Gaming & Lottery (0.5%)
-------------------------------------------------------------------------------
        92,900 Station Casinos, Inc. (S)                              5,713,350

Health Care Services (2.4%)
-------------------------------------------------------------------------------
        67,200 AmerisourceBergen Corp.                                3,916,416
       304,100 Cardinal Health, Inc. (S)                             17,126,912
        85,900 Coventry Health Care, Inc. (NON)                       4,887,710
        55,800 Express Scripts, Inc. (NON)                            4,139,802
                                                                 --------------
                                                                     30,070,840

Homebuilding (0.9%)
-------------------------------------------------------------------------------
        86,300 Lennar Corp.                                           4,873,361
         7,500 NVR, Inc. (NON) (S)                                    5,934,375
                                                                 --------------
                                                                     10,807,736

Insurance (5.4%)
-------------------------------------------------------------------------------
       381,700 ACE, Ltd. (Cayman Islands)                            16,565,780
       458,400 American International Group, Inc.                    30,387,336
       123,700 Hartford Financial Services Group,
               Inc. (The)                                             8,323,773
       167,100 St. Paul Travelers Cos., Inc. (The)                    6,272,934
       138,700 Willis Group Holdings, Ltd.
               (Bermuda)                                              5,364,916
                                                                 --------------
                                                                     66,914,739

Investment Banking/Brokerage (1.1%)
-------------------------------------------------------------------------------
       235,000 Morgan Stanley                                        13,150,600

Leisure (0.8%)
-------------------------------------------------------------------------------
       173,800 Harley-Davidson, Inc.                                 10,447,118

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------
       746,000 Cendant Corp.                                         17,568,300

Machinery (0.3%)
-------------------------------------------------------------------------------
        50,600 Parker-Hannifin Corp.                                  3,297,096

Manufacturing (1.0%)
-------------------------------------------------------------------------------
       174,100 Ingersoll-Rand Co. Class A (Bermuda)                  12,949,558

Media (1.3%)
-------------------------------------------------------------------------------
       541,000 Walt Disney Co. (The)                                 15,488,830

Medical Technology (2.0%)
-------------------------------------------------------------------------------
       267,900 Medtronic, Inc.                                       14,062,071
       256,100 St. Jude Medical, Inc. (NON)                          10,059,608
                                                                 --------------
                                                                     24,121,679

Oil & Gas (5.7%)
-------------------------------------------------------------------------------
       193,000 Amerada Hess Corp.                                    16,723,450
       875,200 ExxonMobil Corp.                                      45,160,320
       206,800 Marathon Oil Corp. (S)                                 8,009,364
                                                                 --------------
                                                                     69,893,134

Pharmaceuticals (5.6%)
-------------------------------------------------------------------------------
       163,900 Caremark Rx, Inc. (NON) (S)                            6,408,490
        88,900 Eli Lilly Co.                                          4,821,936
       391,806 Johnson & Johnson                                     25,349,848
       614,100 Pfizer, Inc.                                          14,836,656
       445,700 Wyeth                                                 17,663,091
                                                                 --------------
                                                                     69,080,021

Photography/Imaging (0.4%)
-------------------------------------------------------------------------------
       344,800 Xerox Corp. (NON)                                      5,475,424

Regional Bells (1.2%)
-------------------------------------------------------------------------------
       413,600 Verizon Communications, Inc.                          14,720,024

Restaurants (1.4%)
-------------------------------------------------------------------------------
       549,600 McDonald's Corp.                                      17,801,544

Retail (5.6%)
-------------------------------------------------------------------------------
       150,500 AutoZone, Inc. (NON) (S)                              13,432,125
       294,700 Kohl's Corp. (NON)                                    13,853,847
       374,500 Lowe's Cos., Inc. (S)                                 21,342,755
        24,400 Michaels Stores, Inc.                                    750,300
       210,400 Staples, Inc.                                          6,888,496
       183,800 Supervalu, Inc.                                        5,809,918
       258,300 TJX Cos., Inc. (The)                                   6,467,832
                                                                 --------------
                                                                     68,545,273

Schools (0.8%)
-------------------------------------------------------------------------------
       128,000 Apollo Group, Inc. Class A (NON)                      10,008,320

Semiconductor (0.6%)
-------------------------------------------------------------------------------
       461,300 Applied Materials, Inc. (NON)                          7,334,670

Software (5.4%)
-------------------------------------------------------------------------------
       126,100 Adobe Systems, Inc. (S)                                7,175,090
         1,679 Computer Associates International,
               Inc.                                                      45,652
     1,446,900 Microsoft Corp.                                       38,024,532
     1,504,700 Oracle Corp. (NON) (S)                                20,719,719
                                                                 --------------
                                                                     65,964,993

Technology Services (1.7%)
-------------------------------------------------------------------------------
       325,100 Automatic Data Processing, Inc.                       14,135,348
       171,500 Fiserv, Inc. (NON) (S)                                 6,559,875
                                                                 --------------
                                                                     20,695,223

Telecommunications (1.8%)
-------------------------------------------------------------------------------
       343,100 Nextel Communications, Inc. Class A
               (NON)                                                  9,843,539
       221,800 Sprint Corp. (FON Group) (S)                           5,285,494
       261,000 Vodafone Group PLC ADR (United
               Kingdom)                                               6,780,780
                                                                 --------------
                                                                     21,909,813

Tobacco (2.6%)
-------------------------------------------------------------------------------
       507,900 Altria Group, Inc.                                    32,419,257
                                                                 --------------
               Total Common stocks
               (cost $1,160,968,530)                             $1,221,228,187

Short-term investments (4.0%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $45,204,772 Short-term investments held as
               collateral for loaned securities with
               yields ranging from 2.29% to 2.65% and
               due dates ranging from February 1, 2005
               to March 22, 2005 (d)                                $45,182,107
     4,708,942 Putnam Prime Money Market Fund (e)                     4,708,942
                                                                 --------------
               Total Short-term investments
               (cost $49,891,049)                                   $49,891,049
-------------------------------------------------------------------------------
               Total Investments
               (cost $1,210,859,579)                             $1,271,119,236
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,232,214,286.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

  (S) Securities on loan, in part or in entirety, at January 31, 2005.

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.


Futures contracts outstanding at January 31, 2005 (Unaudited)

                                      Aggregate      Expiration   Unrealized
                          Value       face value     date         appreciation
------------------------------------------------------------------------------
S&P 500 Index (Long)      $9,453,600  $9,448,120     Mar-05       $5,480
------------------------------------------------------------------------------

Forward currency contracts to sell at January 31, 2005 (Unaudited) (aggregate face value $6,666,426)

                                      Aggregate      Delivery     Unrealized
                          Value       face value     date         appreciation
------------------------------------------------------------------------------
British Pound             $6,653,803  $6,666,426     3/16/05      $12,623
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
January 31, 2005 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, including $43,918,647 of securities on loan (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $1,206,150,637)          $1,266,410,294
-------------------------------------------------------------------------------
Affiliated issuers (identified cost $4,708,942) (Note 5)            4,708,942
-------------------------------------------------------------------------------
Foreign currency (cost $15) (Note 1)                                       16
-------------------------------------------------------------------------------
Dividends, interest and other receivables                             582,421
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                634,569
-------------------------------------------------------------------------------
Receivable for securities sold                                     62,297,915
-------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                5,480
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                12,623
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)              39,251
-------------------------------------------------------------------------------
Foreign tax reclaim receivable                                         69,347
-------------------------------------------------------------------------------
Total assets                                                    1,334,760,858

Liabilities
-------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                          611
-------------------------------------------------------------------------------
Payable for securities purchased                                   22,749,698
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                         29,897,046
-------------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2 and 5)                 3,463,898
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            257,112
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 89,297
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            5,465
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                524,064
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                 45,182,107
-------------------------------------------------------------------------------
Other accrued expenses                                                377,274
-------------------------------------------------------------------------------
Total liabilities                                                 102,546,572
-------------------------------------------------------------------------------
Net assets                                                     $1,232,214,286

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)  $1,826,102,057
-------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)          (1,493,030)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (652,677,410)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                  60,282,669
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $1,232,214,286

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($689,103,662 divided by 50,669,825 shares)                            $13.60
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $13.60)*                $14.35
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($377,612,258 divided by 29,109,030 shares)**                          $12.97
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($44,517,457 divided by 3,410,802 shares)**                            $13.05
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($19,701,430 divided by 1,492,300 shares)                              $13.20
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.20)*                $13.68
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($290,734 divided by 21,418 shares)                      $13.57
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($100,988,745 divided by 7,370,120 shares)               $13.70
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended January 31, 2005 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $12,295)                         $13,839,578
-------------------------------------------------------------------------------
Interest (including interest income of $78,498 from
investments in affiliated issuers) (Note 5)                            97,086
-------------------------------------------------------------------------------
Securities lending                                                     30,454
-------------------------------------------------------------------------------
Total investment income                                            13,967,118

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    3,521,499
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                    2,399,075
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                                99,166
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             26,172
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       24,193
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                 966,252
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               1,981,035
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 234,100
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  79,014
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                     783
-------------------------------------------------------------------------------
Other                                                                 384,458
-------------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                                   224,834
-------------------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 6)                             (224,834)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)                 (57,601)
-------------------------------------------------------------------------------
Total expenses                                                      9,658,146
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (441,947)
-------------------------------------------------------------------------------
Net expenses                                                        9,216,199
-------------------------------------------------------------------------------
Net investment income                                               4,750,919
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   33,818,295
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     2,072,998
-------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)        (1,257,426)
-------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                   10,089
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures
contracts during the period                                        79,046,897
-------------------------------------------------------------------------------
Net gain on investments                                           113,690,853
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $118,441,772
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                            Six months ended       Year ended
                                                  January 31          July 31
Decrease in net assets                                  2005*            2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $4,750,919       $1,653,789
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                             34,633,867      244,008,933
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                79,056,986     (111,859,418)
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       118,441,772      133,803,304
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
 From net investment income
  Class A                                         (3,662,575)              --
-------------------------------------------------------------------------------
  Class R                                               (707)              --
-------------------------------------------------------------------------------
  Class Y                                           (743,514)              --
-------------------------------------------------------------------------------
Contribution from Manager (Note 7)                        --        1,813,908
-------------------------------------------------------------------------------
Redemption fees (Note 1)                               2,244            3,441
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (300,160,947)    (407,962,614)
-------------------------------------------------------------------------------
Total decrease in net assets                    (186,123,727)    (272,341,961)

Net assets
-------------------------------------------------------------------------------
Beginning of period                            1,418,338,013    1,690,679,974
-------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income and
accumulated net investment loss of
$1,493,030 and $1,837,153, respectively)      $1,232,214,286   $1,418,338,013
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights**
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                            ended
                                         January 31
Per-share                                (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $12.48          $11.60          $10.29          $14.23          $18.69          $16.60
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .06 (d)(g)      .04 (d)         .06             .04             .05             .01
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.13             .84            1.25           (3.98)          (2.98)           3.10
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.19             .88            1.31           (3.94)          (2.93)           3.11
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.07)             --              --              -- (e)          --              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.53)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --              -- (e)          -- (e)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.07)             --              --              -- (e)       (1.53)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (e)          -- (e)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $13.60          $12.48          $11.60          $10.29          $14.23          $18.69
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      9.50*           7.59 (f)       12.73          (27.67)         (16.93)          19.32
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $689,104        $825,727        $922,788        $841,789      $1,152,135        $913,312
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .60*(d)        1.13 (d)        1.15            1.04            1.05            1.07
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .48*(d)(g)      .34 (d)         .52             .33             .31             .02
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     64.36*         101.63          131.93          149.58          162.94          159.24
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** See Note 7 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class A shares (Note 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 7.50%.

(g) Reflects a special dividend which amounted to $0.05 per share and 0.35% of average net assets.

    The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                                (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.90          $11.13           $9.95          $13.86          $18.38          $16.46
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .01 (d)(g)     (.05)(d)        (.02)           (.05)           (.07)           (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.06             .82            1.20           (3.86)          (2.92)           3.07
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.07             .77            1.18           (3.91)          (2.99)           2.94
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.53)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --              --              -- (e)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --              --           (1.53)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (e)          -- (e)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $12.97          $11.90          $11.13           $9.95          $13.86          $18.38
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      8.99*           6.92 (f)       11.86          (28.21)         (17.58)          18.41
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $377,612        $410,863        $544,487        $597,784        $960,638        $906,430
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .98*(d)        1.88 (d)        1.90            1.79            1.80            1.82
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .10*(d)(g)     (.41)(d)        (.23)           (.41)           (.44)           (.73)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     64.36*         101.63          131.93          149.58          162.94          159.24
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** See Note 7 to the financial statements.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class B shares (Note 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 6.83%.

(g) Reflects a special dividend which amounted to $0.04 per share and 0.36% of average net assets.

    The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                            ended
                                         January 31
Per-share                                (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.97          $11.20          $10.01          $13.95          $18.49          $16.55
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .01 (d)(g)     (.05)(d)        (.03)           (.05)           (.07)           (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.07             .82            1.22           (3.89)          (2.94)           3.09
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.08             .77            1.19           (3.94)          (3.01)           2.96
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.53)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --              --              -- (e)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --              --           (1.53)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (e)          -- (e)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $13.05          $11.97          $11.20          $10.01          $13.95          $18.49
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      9.02*           6.88 (f)       11.89          (28.24)         (17.58)          18.43
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $44,517         $48,264         $72,177         $84,065        $136,897        $106,087
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .98*(d)        1.88 (d)        1.90            1.79            1.80            1.82
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                    .10*(d)(g)     (.41)(d)        (.24)           (.41)           (.44)           (.73)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     64.36*         101.63          131.93          149.58          162.94          159.24
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** See Note 7 to the financial statements.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class C shares (Note 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 6.79%.

(g) Reflects a special dividend which amounted to $0.04 per share and 0.36% of average net assets.

    The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                                (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $12.09          $11.29          $10.06          $13.98          $18.48          $16.51
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .03 (d)(g)     (.02)(d)          -- (e)        (.02)           (.03)           (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.08             .82            1.23           (3.90)          (2.94)           3.07
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.11             .80            1.23           (3.92)          (2.97)           2.99
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.53)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --              --              -- (e)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --              --           (1.53)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (e)          -- (e)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $13.20          $12.09          $11.29          $10.06          $13.98          $18.48
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      9.18*           7.09 (f)       12.23          (28.04)         (17.36)          18.67
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $19,701         $22,146         $35,646         $38,493         $62,268         $62,834
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .86*(d)        1.63 (d)        1.65            1.54            1.55            1.57
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .23*(d)(g)     (.16)(d)         .02            (.16)           (.19)           (.47)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     64.36*         101.63          131.93          149.58          162.94          159.24
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** See Note 7 to the financial statements.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class M shares (Note 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 7.00%.

(g) Reflects a special dividend which amounted to $0.04 per share and 0.35% of average net assets.

    The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------
                                           Six months                   For the period
                                             ended            Year        January 21,
                                           January 31        ended           2003+
Per-share                                 (Unaudited)       July 31       to July 31
operating performance                         2005            2004            2003
---------------------------------------------------------------------------------------
Net asset value,
beginning of period                         $12.44          $11.59          $10.57
---------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------
Net investment income (a)                      .05 (d)(g)      .02 (d)         .01
---------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                           1.11             .83            1.01
---------------------------------------------------------------------------------------
Total from
investment operations                         1.16             .85            1.02
---------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------
From net
investment income                             (.03)             --              --
---------------------------------------------------------------------------------------
Total distributions                           (.03)             --              --
---------------------------------------------------------------------------------------
Redemption fees                                 -- (e)          -- (e)          --
---------------------------------------------------------------------------------------
Net asset value,
end of period                               $13.57          $12.44          $11.59
---------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                        9.32*           7.33 (f)        9.65*
---------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $291            $301              $1
---------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                      .73*(d)        1.38 (d)         .74*
---------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                      .37*(d)(g)      .14 (d)         .14*
---------------------------------------------------------------------------------------
Portfolio turnover (%)                       64.36*         101.63          131.93
---------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** See Note 7 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements
    (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class R shares (Note 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 7.25%.

(g) Reflects a special dividend which amounted to $0.05 per share and 0.37% of average net assets.

    The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months                                                                For the period
                                            ended                                                                        April 4,
                                          January 31                                                                      2000+
Per-share                                (Unaudited)                         Year ended July 31                        to July 31
operating performance                       2005            2004            2003            2002            2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $12.60          $11.67          $10.33          $14.28          $18.71        $18.94
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .08 (d)(g)      .08 (d)         .08             .07             .09           .01
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                       1.12             .85            1.26           (3.98)          (2.99)         (.24)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.20             .93            1.34           (3.91)          (2.90)         (.23)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.10)             --              --            (.01)             --            --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.53)           --
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --            (.03)             -- (e)        --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.10)             --              --            (.04)          (1.53)           --
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (e)          -- (e)          --              --              --            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $13.70          $12.60          $11.67          $10.33          $14.28        $18.71
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      9.56*           7.97 (f)       12.97          (27.47)         (16.74)        (1.21)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $100,989        $111,037        $115,581        $103,779         $91,040       $39,402
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .48*(d)         .88 (d)         .90             .79             .80           .27*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .56*(d)(g)      .59 (d)         .77             .57             .56           .08*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     64.36*         101.63          131.93          149.58          162.94        159.24
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** See Note 7 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class Y shares (Note 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 7.88%.

(g) Reflects a special dividend which amounted to $0.04 per share and 0.33% of average net assets.

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
January 31, 2005 (Unaudited)


Note 1
Significant accounting policies

Putnam Research Fund (the "fund") is a series of Putnam Investment Funds (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam), a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Prior year redemption fee balances have been reclassified to conform with current year financial statement presentation.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2005, the value of securities loaned amounted to $43,918,647. The fund received cash collateral of $45,182,107, which is pooled with collateral of other Putnam funds into 25 issuers of high-grade short-term investments.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2004, the fund had a capital loss carryover of $676,371,321 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------
  $387,220,873   July 31, 2010
   289,150,448   July 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2005 $1,826,510 of losses recognized during the period November 1, 2003 to July 31, 2004.

The aggregate identified cost on a tax basis is $1,221,799,535, resulting in gross unrealized appreciation and depreciation of $83,295,232 and $33,975,531, respectively, or net unrealized appreciation of $49,319,701.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The base management fee is subject to a performance adjustment based on the investment performance of the fund compared to changes in the value of the Standard & Poor's 500 ("S&P 500") composite Stock Price Index.

Performance will be calculated for these purposes at the beginning of each calendar quarter, for the thirty-six month period immediately preceding such quarter or the life of the fund, if shorter. The applicable base fee will be increased or decreased for each calendar quarter by an incentive payment or penalty at the annual rate of 0.01% of the fund's average net assets for each 1.00% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3.00%, subject to a maximum increase or decrease of 0.07% of average net assets. For the period ended January 31, 2005 the base management fee represented an effective annual basic rate of 0.55% of the fund's average net assets before a decrease of $213,424 (0.03% annualized, of the fund's average net assets) based on performance.

Please see Note 6, Regulatory matters and litigation for information regarding inquiries by the SEC about whether the current structure of the fund's management fee complies with SEC regulations concerning performance fees.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2005, to the extent necessary to ensure that the fund's expenses do not exceed the average expenses of the front-end load funds viewed by Lipper, Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended January 31, 2005, Putnam Management waived $52,856 of its management fee from the fund.

For the period ended January 31, 2004, Putnam Management has assumed $224,834 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (including those described in Note 6).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2005, the fund paid PFTC $2,443,358 for these services.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 2005, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, January 31, 2005, the fund's expenses were reduced by $441,947 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,205, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2005, Putnam Retail Management, acting as underwriter, received net commissions of $19,473 and $1,156 from the sale of class A and class M shares, respectively, and received $368,755 and $1,391 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2005, Putnam Retail Management, acting as underwriter, received $1,173 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended January 31, 2005, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $851,030,271 and $1,156,104,520, respectively. There were no purchases or sales of U.S. government securities.


Note 4
Capital shares

At January 31, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                               Six months ended January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          4,027,227       $52,339,169
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       265,666         3,581,170
----------------------------------------------------------------
                                     4,292,893        55,920,339

Shares repurchased                 (19,763,663)     (258,931,026)
----------------------------------------------------------------
Net decrease                       (15,470,770)    $(203,010,687)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         19,308,458      $241,087,316
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    19,308,458       241,087,316

Shares repurchased                 (32,733,283)     (411,681,368)
----------------------------------------------------------------
Net decrease                       (13,424,825)    $(170,594,052)
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            691,941        $8,575,876
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       691,941         8,575,876

Shares repurchased                  (6,120,891)      (75,791,324)
----------------------------------------------------------------
Net decrease                        (5,428,950)     $(67,215,448)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,143,065       $37,547,059
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     3,143,065        37,547,059

Shares repurchased                 (17,506,628)     (210,594,254)
----------------------------------------------------------------
Net decrease                       (14,363,563)    $(173,047,195)
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             77,286          $958,593
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        77,286           958,593

Shares repurchased                    (698,909)       (8,750,500)
----------------------------------------------------------------
Net decrease                          (621,623)      $(7,791,907)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            398,329        $4,803,157
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       398,329         4,803,157

Shares repurchased                  (2,808,528)      (33,848,907)
----------------------------------------------------------------
Net decrease                        (2,410,199)     $(29,045,750)
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             49,814          $621,669
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        49,814           621,669

Shares repurchased                    (388,996)       (4,908,188)
----------------------------------------------------------------
Net decrease                          (339,182)      $(4,286,519)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            255,674        $3,078,477
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       255,674         3,078,477

Shares repurchased                  (1,581,673)      (19,200,668)
----------------------------------------------------------------
Net decrease                        (1,325,999)     $(16,122,191)
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                              1,944           $25,206
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            53               707
----------------------------------------------------------------
                                         1,997            25,913

Shares repurchased                      (4,799)          (65,036)
----------------------------------------------------------------
Net decrease                            (2,802)         $(39,123)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             78,617        $1,006,285
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        78,617         1,006,285

Shares repurchased                     (54,517)         (720,887)
----------------------------------------------------------------
Net increase                            24,100          $285,398
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,551,450       $35,338,084
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        54,791           743,514
----------------------------------------------------------------
                                     2,606,241        36,081,598

Shares repurchased                  (4,050,521)      (53,898,861)
----------------------------------------------------------------
Net decrease                        (1,444,280)     $(17,817,263)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          7,749,028       $91,021,545
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     7,749,028        91,021,545

Shares repurchased                  (8,835,364)     (110,460,369)
----------------------------------------------------------------
Net decrease                        (1,086,336)     $(19,438,824)
----------------------------------------------------------------


Note 5
Investment in Putnam Prime Money
Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended January 31, 2005, management fees paid were reduced by $4,745 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $78,498 for the period ended January 31, 2005.


Note 6
Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In connection with its investigation of certain brokerage matters, the staff of the Philadelphia district office of the SEC has raised the question whether, in years prior to 2004, Putnam Management fully and effectively disclosed its practices relating to the allocation of brokerage on mutual fund portfolio transactions to broker-dealers who sold shares of the funds. Putnam Management ceased directing brokerage to broker-dealers in connection with the sale of fund shares as of January 1, 2004. Putnam Management and the Philadelphia office negotiated an offer of settlement under which Putnam Management would pay a civil penalty in the amount of $40 million and disgorgement in the amount of $1, and the total amount would be distributed to certain Putnam funds. The offer of settlement is subject to final documentation and approval by the Commissioners and the staff of the SEC. Discussions with the staff with respect to the offer of settlement are ongoing.

The Staff of the Securities and Exchange Commission has raised issues about whether the current structure of the fund's investment management fee, which includes a performance component in addition to a base fee, fully complies with SEC regulations concerning performance fees. Putnam is currently engaged in discussions with the Staff regarding possible adjustments to the fee structure. Retroactive application of such adjustments over the period since April 1, 1997 (the period during which the performance fee has been in effect) would result in a reduction in aggregate management fees for that period. Putnam and the fund are fully cooperating with the SEC's review of this matter. Effective September 27, 2004, pending resolution of the issue, the management fee will be accrued at such rates as may be appropriate in the circumstances. Putnam Management believes that the likelihood that this matter will have a material adverse financial impact on the fund or negatively impact Putnam Management's ability to provide investment services to the fund is remote.


Note 7
Other matters

In connection with a review of compliance procedures and controls, Putnam Management discovered that in early January 2001, certain
Putnam employees had willfully circumvented controls in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in the fund. On February 19, 2004, Putnam made restitution to the fund of approximately $1.8 million, representing approximately $0.014 per share outstanding as of January 31, 2004. The fund's paid-in-capital account reflects a corresponding increase. Had this payment been made when the error occurred, it would have had the effect of increasing the net asset value of each class of the fund's shares by $0.01 to $0.02 per share between January 5, 2001 and February 18, 2004. Putnam has also made a number of personnel changes, including senior managers, and has implemented changes in procedures. Putnam has informed the SEC, the funds' Trustees and independent auditors. The SEC is investigating this matter. The restitution made by Putnam is not reflected in the information appearing in the fund's audited financial statements relating to periods ended July 31, 2003 and earlier.



Results of November 11, 2004
and January 10, 2005
shareholder meetings
(Unaudited)

A special meeting of shareholders of the fund was held on November 11, 2004. At that meeting consideration of certain proposals was adjourned to a final meeting held on January 10, 2005.

November 11, 2004 meeting

At the meeting, each of the nominees for Trustees was elected with all funds of the Trust voting together as a single class, as follows:

                                   Votes              Votes
                                   For                Withheld
-----------------------------------------------------------------
Jameson A. Baxter                  351,082,065        15,622,118
Charles B. Curtis                  351,042,753        15,661,430
Myra R. Drucker                    351,151,144        15,553,039
Charles E. Haldeman, Jr.           350,979,606        15,724,577
John A. Hill                       351,040,950        15,663,233
Ronald J. Jackson                  351,254,461        15,449,722
Paul L. Joskow                     351,030,830        15,673,353
Elizabeth T. Kennan                350,906,062        15,798,121
John H. Mullin, III                350,923,813        15,780,370
Robert E. Patterson                351,083,286        15,620,897
George Putnam, III                 350,862,830        15,841,353
A.J.C. Smith*                      350,695,153        16,009,030
W. Thomas Stephens                 351,105,688        15,598,495
Richard B. Worley                  351,249,835        15,454,348

A proposal to amend the fund's fundamental investment restriction with respect to borrowing to allow the fund the investment flexibility permitted by the Investment Company Act was approved as follows:

                                   Votes              Votes
                                   For                Against     Abstentions
-----------------------------------------------------------------------------
                                   41,116,347         3,661,315   15,955,565


A proposal to amend the fund's fundamental investment restriction with respect to making loans to enhance the fund's ability to participate in an interfund borrowing and lending program was approved as follows:

                                   Votes              Votes
                                   For                Against     Abstentions
-----------------------------------------------------------------------------
                                   41,728,095         3,030,731   15,974,401


A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments to enhance the fund's ability to invest in registered investment companies such as Putnam Prime Money Market Fund was approved as follows:

                                   Votes              Votes
                                   For                Against     Abstentions
-----------------------------------------------------------------------------
                                   43,032,537         1,831,664   15,869,026


A proposal to amend the fund's fundamental investment restriction with respect to senior securities to clarify that permitted securities loans are not prohibited was approved as follows:

                                   Votes              Votes
                                   For                Against     Abstentions
-----------------------------------------------------------------------------
                                   42,207,135         2,359,792   16,166,300


January 10, 2005 meeting

A proposal to amend the fund's Agreement and Declaration of Trust to permit the fund to satisfy redemption requests other than in cash was defeated with all funds voting together as a single class, as follows:

                                   Votes              Votes
                                   For                Against     Abstentions
-----------------------------------------------------------------------------
                                   257,778,273        18,341,560  97,931,583


 * Mr. Smith resigned from the Board of Trustees on January 14, 2005.

   All tabulations are rounded to nearest whole number.



Brokerage commissions
(Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam's Research group for the year ended January 31, 2005. The other Putnam mutual funds in this group are Putnam Global Natural Resources Fund, Putnam Health Sciences Trust, Putnam Utilities Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT Research Fund, and Putnam VT Utilities Growth and Income Fund.

The top five firms that received brokerage commissions for trades executed for the Research group are (in descending order) Citigroup Global Markets, Goldman Sachs, UBS Warburg, Merrill Lynch, and JP Morgan Clearing. Commissions paid to these firms together represented approximately 49% of the total brokerage commissions paid for the year ended January 31, 2005.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Co., Credit Suisse First Boston, Deutsche Bank Securities, Lazard Freres & Co., Lehman Brothers, Morgan Stanley Dean Witter, Nesbit/Burns, Sanford Bernstein, and SG Cowen.

Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital
Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth
and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Floating Rate Income Fund
Global Income Trust*
High Yield Advantage Fund*+
High Yield Trust*
Income Fund
Limited Duration Government
Income Fund++
Money Market Fund [SECTION MARK]
U.S. Government Income Trust

 * A 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ Formerly Putnam Intermediate U.S. Government Income Fund.

[SECTION MARK] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.



The Putnam family of funds

Tax-free Income Funds

AMT-Free Insured Municipal Fund**
Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund [SECTION MARK]
Tax-Free High Yield Fund

State tax-free income funds:

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania

Asset Allocation Portfolios

Putnam Asset Allocation Portfolios--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

Putnam RetirementReady [REGISTRATION MARK] Funds

Putnam RetirementReady Funds -- nine investment portfolios that offer diversification among stocks, bonds, and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

The nine portfolios:

Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

** Formerly Putnam Tax-Free Insured Fund.

   With the exception of money market funds, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

   Check your account balances and the most recent month-end performance at www.putnaminvestments.com.



Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Research Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS



Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA067-220208  3/05

Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Research Fund
Supplement to Semiannual Report dated 1/31/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 1/31/05

                                                                        NAV

6 months                                                               9.56%
1 year                                                                 4.89
5 years                                                              -13.77
Annual average                                                        -2.92
Life of fund (since class A inception, 10/2/95)                      142.44
Annual average                                                         9.96

Share value:                                                            NAV

7/31/04                                                              $12.60
1/31/05                                                              $13.70

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains        Total
                      1         $0.103             --             $0.103
----------------------------------------------------------------------------

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

Performance assumes reinvestment of distributions and does not account for taxes. Returns shown for class Y shares for periods prior to their inception (4/4/00) are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. Returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

A short-term trading fee of up to 2% may apply.

Please see pages 12-13 of the accompanying shareholder report for a discussion of the information appearing in the tables below:

----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 1/31/05

                                                                     Class Y
Expenses paid per $1,000*                                              $5.02
Ending value (after expenses)                                      $1,095.60

----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming a hypothetical 5% annualized return for the 6 months ended 1/31/05

                                                                     Class Y
Expenses paid per $1,000*                                              $4.84
Ending value (after expenses)                                      $1,020.42

----------------------------------------------------------------------------

EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio                                    0.95%
Average annualized expense ratio for Lipper peer group+                 1.07%

+ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.

----------------------------------------------------------------------------


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005



Putnam
Growth
Opportunities
Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-05

[GRAPHIC OMITTED: GREEN TOP]

[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

During the past several months, Putnam has introduced a number of reforms for the benefit of shareholders, including increasing the amount of disclosure for our funds. We are now including additional disclosure about your fund's management team. Following the Outlook for Your Fund, we provide manager compensation information that pertains to your fund and list any changes in your fund's Portfolio Leader and Portfolio Members during the prior year period, as well as these individuals' other fund management responsibilities at Putnam. We also show how much these individuals have invested in the fund (in dollar ranges), and fund ownership (in dollar ranges) is also shown for the members of Putnam's Executive Board. In equity fund reports, we now list the largest brokerage relationships of your fund following the Notes to the Financial Statements. Finally, on page 17, we provide certain information about the most recent approval of your fund's management contract with Putnam by the Trustees.

We are also pleased to announce that three new Trustees have joined your fund's Board of Trustees. Nominated by your fund's independent Trustees, these individuals have had outstanding careers as leaders in the investment management industry. Myra R. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College and serves as ex-officio member and past Chair of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee and as a Trustee of Commonfund, a not-for-profit asset management firm. Richard B. Worley is Managing Partner of Permit Capital LLC, an investment management firm. Both Ms. Drucker and Mr. Worley are independent Trustees (i.e., Trustees who are not "interested persons" of your fund or its investment advisor). Charles E. Haldeman, Jr., the third new Trustee, is President and Chief Executive Officer of Putnam Investments. We also announce the departure of one of your fund's Trustees, A.J.C. Smith, formerly Chairman of Putnam Investments and Consultant to Marsh & McLennan Companies, Inc.

In the following pages, your fund's management team discusses performance, strategy, and its outlook for the remainder of fiscal 2005.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 16, 2005



Report from Fund Management

Fund highlights

* For the six months ended January 31, 2005, Putnam Growth Opportunities Fund's class A shares had a total return of 4.69% without sales charges and -0.79% with maximum sales charges reflected.

* The fund's performance benchmark changed after the end of the reporting period. The new benchmark, the S&P 500 Index, returned 8.16% for the period, and the fund's former benchmark, the Russell Top 200 Growth Index, returned 3.72%.

* The average return for the fund's Lipper category, Large-Cap Growth Funds, was 7.42%.

* See the Performance Summary beginning on page 9 for additional fund performance, comparative performance, and Lipper data.

Performance commentary

Although a positive period for stocks in general, the first half of Putnam Growth Opportunities Fund's 2005 fiscal year was disappointing for the large-cap growth stocks your fund targets. This type of investment, on average, had the smallest gains in the U.S. market. For that reason, while at net asset value (NAV) the fund outperformed its former benchmark, the Russell Top 200 Growth Index, it underperformed its new benchmark, the S&P 500 Index, which provides a broader representation of the U.S. stock market. The fund also underperformed the average for its Lipper peer group. We believe this gap resulted from the fact that many funds in this group have greater flexibility to invest in mid-capitalization stocks. Although very large, rapidly growing companies have not led the market lately, we believe their prospects to outperform in future are improving.

--------------------------------------------------
TOTAL RETURN FOR
PERIODS ENDED 1/31/05
--------------------------------------------------
Class A
(inception 10/2/95)           NAV            POP
--------------------------------------------------
6 months                     4.69%         -0.79%
--------------------------------------------------
1 year                      -3.85          -8.89
--------------------------------------------------
5 years                    -55.94         -58.25
Annual average             -15.12         -16.03
--------------------------------------------------
Life of fund                65.61          56.93
Annual average               5.56           4.95
--------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnaminvestments.com. For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.A short-term trading fee of up to 2% may apply.

FUND PROFILE

Putnam Growth Opportunities Fund seeks capital appreciation by investing primarily in stocks of large U.S. companies. The fund targets established companies that management believes are leaders in their industries and have the potential to grow rapidly. The concentrated portfolio may be appropriate for investors who are willing to assume above-average risk in pursuit of above-average growth.



Market overview

The highlight of the six-month period that ended January 31, 2005, was a strong rally in November and December, following on the heels of the election. The market had anticipated two large risks connected with the U.S. presidential election -- the possibility of a terrorist event and the possibility of a disputed outcome, as occurred in 2000. Given these risks, the market had been flat in the months before the vote. In addition to the relief prompted by a quick, clear outcome, the re-election of an incumbent also resolved any uncertainty regarding the course of government economic policies.

While these general conditions were supportive for the portfolio, the market continued to reward small- and mid-capitalization stocks to a greater extent than the large-cap stocks we emphasize. Furthermore, within the universe of large caps, the market had bid up the prices of companies with relatively slower or more cyclical earnings growth patterns, rather than companies with above-average growth rates, such as those we target for the fund. We attribute this trend to the high levels of liquidity that are allowing investors to take risks on companies that are somewhat smaller and less consistent in meeting their earnings expectations, on the hope that these businesses will produce an occasional positive earnings surprise to boost performance.

In terms of sectors, technology and health care, the two largest sectors in the growth universe, advanced. However, in the technology sector, many semiconductor companies had difficulty because of stiffening price competition in the industry. In the health-care sector, pharmaceutical stocks declined because drug prices sparked political controversies and because negative clinical trials forced companies to remove some highly profitable products from the market.

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MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/05
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Equities
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      8.16%
------------------------------------------------------------------------------
Russell 1000 Growth Index (large-company growth stocks)                 6.01%
------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 16.68%
------------------------------------------------------------------------------
Russell 2000 Index (small-company stocks)                              13.88%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         3.81%
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency securities)      3.30%
------------------------------------------------------------------------------
Citigroup World Government Bond Index (global government bonds)        11.05%
------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/05.
------------------------------------------------------------------------------



Strategy overview

We continued our strategy of emphasizing stocks of what we consider high-quality growth companies. For us, key indicators of a company's quality are sales and earnings growth that are above the average for the stock market and appear likely to be sustained for many quarters. A related characteristic is the ability to generate free cash flow, which we take as a sign that the company is a dominant competitor and is well managed. We favor companies with these qualities because we believe their stocks tend to have the best long-term capital appreciation potential. Also, we think they can maintain their advantages even if the overall economy slows, as it has begun to do. Most of the stocks that met our criteria during the period were extremely large companies, which are sometimes called mega-capitalization stocks.

In terms of sectors, the fund was broadly diversified. The portfolio initially had an overweight -- relative to the Russell Top 200 Growth Index -- in the health-care sector. However, we reduced this overweight while adjusting the mix of health-care holdings as managed care and medical device companies had begun to look more attractive than other industries, such as pharmaceuticals, based on earnings growth forecasts. The portfolio also had a small overweight in the technology sector, with large holdings in both hardware and software companies. We managed the fund's exposure to the consumer staples and consumer cyclicals sectors quite effectively, as a slowdown in the growth of consumer spending provided new challenges during the period. We maintained small overweights in the energy and utilities sectors. Stocks in these sectors benefited from growth opportunities as energy prices remained high during the period.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                           as of 7/31/04  as of 1/31/05

Retail                        14.4%          17.1%

Pharmaceuticals               13.6%          15.3%

Software                      11.0%          10.6%

Communications equipment       7.3%           6.9%

Electronics                    5.6%           5.8%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

The portfolio's strengths during the period resulted from our stock selection decisions in several sectors, but especially in health care. Johnson & Johnson, a top 10 holding, had solid results. The company posted strong earnings growth thanks to a well-diversified range of products, which include advanced medical devices such as cardiac stents as well as simple bandages. United Health Group was another large holding, an overweight position relative to the Russell Top 200 Growth Index, and among our best performers. The company benefited from favorable trends in medical service pricing and Medicare reimbursements and has exceeded our expectations for its earnings growth. Fund results also benefited from our decision not to own two large pharmaceutical stocks, Merck and Eli Lilly, which underperformed. However, performance was hurt by our large position in another pharmaceutical stock, Pfizer, which lost value during the period.

Several holdings in the consumer staples sector contributed positively to relative results. The biggest positive contributor for the fund was Altria Group, parent company of Philip Morris and Kraft Foods, which significantly outperformed the index as its litigation situation improved and because the company announced it would spin off its Kraft Foods division to maximize shareholder value. The fund also enjoyed solid results from PepsiCo during the period. The stock did well because management expressed confidence the company would meet its growth forecasts, unlike competitors that have recently reduced expectations. Unfortunately, the portfolio had an underweight position in PepsiCo relative to the Russell Top 200 Growth Index. We took profits on the position after Pepsico reached what we considered fair value.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS
(Percent of fund's net assets as of 1/31/05)

 1 Johnson & Johnson (6.2%)
   Pharmaceuticals

 2 Microsoft Corp. (6.1%)
   Software

 3 Cisco Systems, Inc. (4.0%)
   Communications equipment

 4 Wal-Mart Stores, Inc. (3.8%)
   Retail

 5 Intel Corp. (3.7%)
   Electronics

 6 Pfizer, Inc. (3.7%)
   Pharmaceuticals

 7 Home Depot, Inc. (The) (3.7%)
   Retail

 8 Lowe's Cos., Inc. (3.3%)
   Retail

 9 Qualcomm, Inc. (2.9%)
   Communications equipment

10 Wyeth (2.9%)
   Pharmaceuticals

Footnote reads:
The fund's holdings will change over time.


In the consumer cyclicals sector, the fund benefited from its overweight positions in home improvement retailer Lowe's and sporting goods company Nike. Lowe's performed well because the company's management reaffirmed their estimates for current sales and continued to anticipate sales growth of 16% in the next two years. Investors had been concerned about Lowe's because a slowdown in mortgage refinancings could put a crimp in consumer spending on home improvements. Nike's stock surged during the period as its revenues and earnings growth beat expectations by a significant margin two quarters in a row.

Our positions in technology stocks contributed to overall results, both positively and negatively. Adobe Systems appreciated more than the benchmark as the company increased its sales forecasts, citing strong demand for its Photoshop and Creative Suite products. Cisco Systems, on the other hand, detracted from results. Cisco met its earnings expectations, as we believed it would, but the market punished the stock because the company increased its inventory of unsold equipment.

Some of our other decisions were less helpful to performance. We liquidated our rather large technology holding, Texas Instruments, prior to its strong price performance. In the financials sector, we sold the fund's position in AIG (American International Group), one of the nation's largest insurance companies, when the New York Attorney General announced an investigation of the company's business practices in October. However, since the company settled with the U.S. Securities and Exchange Commission in November, the stock price has rallied. The damage caused by this investigation demonstrates the diversification benefits of a mutual fund, which muted the impact of the stock's sudden drop. We continue to own AIG because, although the company still faces scrutiny, the market is focusing on the fact that the practices under investigation represent a relatively small part of its earnings and that company management has taken the problem seriously by completing a thorough internal review.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

The new portfolio management team for your fund (see page 7 for details) intends to make the following changes in the implementation of the fund's main investment strategies. First, while the essential process will not change, the team believes it is in the best interest of the fund to seek out and include the most attractive stocks that our large-capitalization equity approach has identified within a wider spectrum of opportunities. As a result, the team intends to increase the typical number of portfolio holdings for the fund. To better reflect this wider opportunity set, the team will manage the portfolio against the broader universe of the S&P 500 Index, the fund's new benchmark, rather than the more narrow Russell Top 200 Growth Index, the fund's former benchmark.



The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

As your fund begins the second half of its 2005 fiscal year, we remain optimistic for the market and confident in the portfolio's potential. We believe the fund's portfolio is currently positioned in leading companies that have demonstrated their ability to deliver consistent earnings growth. While stocks with these qualities have not led the market in recent years, we believe they retain the ability to deliver long-term capital appreciation. We also believe the fund is well positioned for the short term, since we expect economic growth to maintain or slightly decelerate from its recent pace. The U.S. gross domestic product expanded at a rate of 3.3% from October through December 2004. At this moderate pace, we believe business competition will increase, and the companies that are best positioned are likely to win greater market share and have the ability to continue growing. With earnings growth more scarce, we think the market will reward the dominant competitors. Also, as continued increases in short-term interest rates reduce liquidity and tighten up financing conditions, smaller companies could find it more difficult to invest in expansion. The very large, profitable companies this fund emphasizes are in a strong position to continue financing their own expansion. While the fund's investment style lagged during the past six months, we believe our main investment strategies will enable us to identify growth companies with the potential to outperform the market in the future.


The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. This fund concentrates its assets in fewer issuers, which can affect your fund's performance.



Your fund's management

Your fund is managed by the members of the Putnam Large-Cap Growth Team. Robert Ginsberg and Kelly Morgan are the Portfolio Leaders and Saba Malak is a Portfolio Member of your fund. The Portfolio Leaders and Portfolio Member coordinate the team's management of the fund.

For a complete listing of the members of the Putnam Large-Cap Growth Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Changes in your fund's Portfolio Leaders and Portfolio Members

After the close of the period, Robert Ginsberg and Kelly Morgan became Portfolio Leaders and Saba Malak became a Portfolio Member of your fund, replacing Portfolio Leader Brian O'Toole and Portfolio Member David Santos. During the year ended January 31, 2005, Portfolio Members Tony Elavia and Walt Pearson left your fund's management team.

Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $250,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officer of the team and the Group Chief Investment Officer responsible for the fund's broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leaders and Portfolio Member

Robert Ginsberg is also a Portfolio Leader of Putnam Voyager Fund and a Portfolio Member of Putnam Discovery Growth Fund.

Kelly Morgan is also a Portfolio Leader of Putnam Research Fund and Putnam Voyager Fund.

Saba Malak is also a Portfolio Member of Putnam Voyager Fund.

Robert Ginsberg, Kelly Morgan, and Saba Malak may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Fund ownership

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is for the current and prior year ended January 31. Beginning with the next annual report, fund ownership information will also be shown for Putnam Growth Opportunities Fund's new management team.



-------------------------------------------------------------------------------------------------------
PUTNAM EXECUTIVE BOARD
-------------------------------------------------------------------------------------------------------
                                                          $1 -        $10,001 -    $50,001 -   $100,001
                                          Year     $0     $10,000     $50,000     $100,000     and over
-------------------------------------------------------------------------------------------------------
Philippe Bibi                             2005      *
-------------------------------------------------------------------------------------------------------
Chief Technology Officer                  2004      *
-------------------------------------------------------------------------------------------------------
John Boneparth                            2005                           *
-------------------------------------------------------------------------------------------------------
Head of Global Institutional Mgmt         2004                                                     *
-------------------------------------------------------------------------------------------------------
Joshua Brooks                             N/A
-------------------------------------------------------------------------------------------------------
Deputy Head of Investments                N/A
-------------------------------------------------------------------------------------------------------
Kevin Cronin                              2005      *
-------------------------------------------------------------------------------------------------------
Head of Investments                       N/A
-------------------------------------------------------------------------------------------------------
Charles Haldeman, Jr.                     2005                           *
-------------------------------------------------------------------------------------------------------
President and CEO                         2004      *
-------------------------------------------------------------------------------------------------------
Amrit Kanwal                              2005      *
-------------------------------------------------------------------------------------------------------
Chief Financial Officer                   N/A
-------------------------------------------------------------------------------------------------------
Steven Krichmar                           2005      *
-------------------------------------------------------------------------------------------------------
Chief of Operations                       N/A
-------------------------------------------------------------------------------------------------------
Francis McNamara, III                     2005               *
-------------------------------------------------------------------------------------------------------
General Counsel                           N/A
-------------------------------------------------------------------------------------------------------
Richard Monaghan                          2005                                        *
-------------------------------------------------------------------------------------------------------
Head of Retail Management                 2004      *
-------------------------------------------------------------------------------------------------------
Richard Robie, III                        2005                                                     *
-------------------------------------------------------------------------------------------------------
Chief Administrative Officer              N/A
-------------------------------------------------------------------------------------------------------
Edward Shadek                             N/A
-------------------------------------------------------------------------------------------------------
Deputy Head of Investments                N/A
-------------------------------------------------------------------------------------------------------

N/A indicates the individual joined Putnam's Executive Board after the reporting date.




Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended January 31, 2005. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.


----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 1/31/05
----------------------------------------------------------------------------------------------------------------------------
                               Class A                Class B               Class C               Class M          Class R
(inception dates)             (10/2/95)              (8/1/97)              (2/1/99)              (8/1/97)         (1/21/03)
----------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
----------------------------------------------------------------------------------------------------------------------------
6 months                   4.69%     -0.79%      4.32%     -0.68%      4.36%      3.36%      4.51%      0.84%      4.62%
----------------------------------------------------------------------------------------------------------------------------
1 year                    -3.85      -8.89      -4.52      -9.29      -4.54      -5.50      -4.22      -7.60      -4.08
----------------------------------------------------------------------------------------------------------------------------
5 years                  -55.94     -58.25     -57.55     -58.40     -57.55     -57.55     -57.05     -58.56     -56.44
Annual average           -15.12     -16.03     -15.75     -16.09     -15.75     -15.75     -15.55     -16.15     -15.31
----------------------------------------------------------------------------------------------------------------------------
Life of fund              65.61      56.93      53.85      53.85      54.72      54.72      57.28      51.82      61.90
Annual average             5.56       4.95       4.73       4.73       4.79       4.79       4.97       4.58       5.30
----------------------------------------------------------------------------------------------------------------------------


Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.


----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/04 (MOST RECENT CALENDAR QUARTER)
----------------------------------------------------------------------------------------------------------------------------
                               Class A                Class B               Class C              Class M          Class R
(inception dates)             (10/2/95)              (8/1/97)              (2/1/99)              (8/1/97)        (1/21/03)
----------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
----------------------------------------------------------------------------------------------------------------------------
6 months                   2.85%     -2.55%      2.41%     -2.59%      2.47%      1.47%      2.62%     -0.95%      2.70%
----------------------------------------------------------------------------------------------------------------------------
1 year                     1.48      -3.84       0.65      -4.35       0.73      -0.27       0.97      -2.57       1.17
----------------------------------------------------------------------------------------------------------------------------
5 years                  -56.42     -58.70     -58.04     -58.88     -58.03     -58.03     -57.54     -59.03     -56.95
Annual average           -15.30     -16.21     -15.95     -16.28     -15.94     -15.94     -15.74     -16.34     -15.51
----------------------------------------------------------------------------------------------------------------------------
Life of fund              72.37      63.34      60.10      60.10      61.04      61.04      63.68      58.00      68.40
Annual average             6.07       5.45       5.22       5.22       5.29       5.29       5.47       5.07       5.80
----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/05
--------------------------------------------------------------------------------------------------------------
                                 Russell                                 Russell             Lipper
                                 Top 200             S&P                 1000                Large-Cap
                                 Growth              500                 Growth              Growth Funds
                                 Index               Index*              Index*              category average+
--------------------------------------------------------------------------------------------------------------
6 months                         3.72%               8.16%               6.01%               7.42%
--------------------------------------------------------------------------------------------------------------
1 year                          -1.63                6.23                0.70                1.73
--------------------------------------------------------------------------------------------------------------
5 years                        -41.95               -8.55              -37.73              -33.10
Annual average                 -10.31               -1.77               -9.04               -8.06
--------------------------------------------------------------------------------------------------------------
Life of fund                    83.91              136.09               85.31               76.29
Annual average                   6.75                9.65                6.84                6.05
--------------------------------------------------------------------------------------------------------------


  Index and Lipper results should be compared to fund performance at net asset value.

* Putnam Management has recently undertaken a review of the fund's benchmarks. The S&P 500 Index replaces the Russell Top 200 Growth Index as the primary performance benchmark for this fund because, in Putnam Management's opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The Russell 1000 Growth Index, furthermore, was chosen as the secondary benchmark.

+ Over the 6-month and 1-, 5-, and life-of-fund periods ended 1/31/05, there were 685, 661, 424, and 155 funds, respectively, in this Lipper category.

------------------------------------------------------------------------------
PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/05
------------------------------------------------------------------------------
                    Class A       Class B   Class C     Class M       Class R
------------------------------------------------------------------------------
Share value:      NAV      POP      NAV      NAV      NAV      POP      NAV
------------------------------------------------------------------------------
7/31/04        $11.94   $12.60   $11.34   $11.48   $11.52   $11.94   $11.90
------------------------------------------------------------------------------
1/31/05         12.50    13.19    11.83    11.98    12.04    12.48    12.45
------------------------------------------------------------------------------

* The fund made no distributions during the period.



Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Growth Opportunities Fund from August 1, 2004, to January 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.



-----------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 1/31/05
-----------------------------------------------------------------------------------
                                Class A    Class B    Class C    Class M    Class R
-----------------------------------------------------------------------------------
Expenses paid per $1,000*         $7.07     $10.92     $10.92      $9.64      $8.36
-----------------------------------------------------------------------------------
Ending value (after expenses) $1,046.90  $1,043.20  $1,043.60  $1,045.10  $1,046.20
-----------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/05. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.




Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended January 31, 2005, use the calculation method below. To find the value of your investment on August 1, 2004, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 08/01/2004 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

------------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
------------------------------------------------------------------------------
                                                                      Total
Value of your                             Expenses paid               expenses
investment on 8/1/04  [DIV]  $1,000   x   per $1,000               =  paid
------------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
------------------------------------------------------------------------------
$10,000               [DIV]  $1,000   x   $7.07 (see table above)  =  $70.70
------------------------------------------------------------------------------



Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.


-----------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 1/31/05
-----------------------------------------------------------------------------------
                                Class A    Class B    Class C    Class M    Class R
-----------------------------------------------------------------------------------
Expenses paid per $1,000*         $6.97     $10.76     $10.76      $9.50      $8.24
-----------------------------------------------------------------------------------
Ending value (after expenses) $1,018.30  $1,014.52  $1,014.52  $1,015.78  $1,017.04
-----------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/05.
  The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.



Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
------------------------------------------------------------------------------
                              Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio                 1.37%     2.12%     2.12%     1.87%     1.62%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group+  1.40%     2.15%     2.15%     1.90%     1.65%
------------------------------------------------------------------------------

+ Average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, as of 12/31/04, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.



Understanding your fund's portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

------------------------------------------------------------------------------
TURNOVER COMPARISONS
percentage of holdings that change every year
------------------------------------------------------------------------------
                              2004      2003      2002      2001      2000
------------------------------------------------------------------------------
Putnam Growth
Opportunities Fund            53%       61%       57%       87%       46%
------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds category average        99%      100%      104%      102%       94%
------------------------------------------------------------------------------

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on July 31. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2004 is based on information available as of 12/31/04.



Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of December 31, 2004. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk       3.62

U.S. stock
fund average           3.36

0%   INCREASING RISK   100%

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.



Comparative indexes

Citigroup World Government Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Lehman Aggregate Bond Index is an unmanaged index of U.S.
investment-grade fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 1000 Growth Index is an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their growth orientation.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

Russell Top 200 Growth Index is an unmanaged index of those companies in the large-cap Russell Top 200 Index chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of each fund's management contract with Putnam Management. In this regard the Board of Trustees, with the assistance of its Contract Committee consisting solely of Independent Trustees, requests and evaluates all information it deems reasonably necessary in the circumstances. Over the course of several months beginning in March and ending in June of 2004, the Contract Committee reviewed the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's contract, effective July 1, 2004.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such service, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below.

Model fee schedules and categories; total expenses

The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam complex and compares favorably with fees paid by competitive funds sponsored by other advisors. The Trustees reviewed the model fee schedule currently in effect for the fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. The Trustees also reviewed comparative fee and expense information for competitive funds. The Trustees concluded that no changes should be made in the fund's current fee schedule at this time. The Trustees noted that expense ratios for a number of Putnam funds had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004. They also noted that the competitive landscape regarding mutual fund fees may be changing as a result of fee reductions accepted by various other fund groups in connection with recent regulatory settlements and greater focus on fees and expenses in the mutual fund industry generally. The Trustees indicated an intention to monitor these developments closely.

Economies of scale

As noted above, the Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The Trustees indicated their intention to continue their ongoing consideration of economies of scale and in particular to consider further the possible operation of such economies in the event that a significant recovery in the equity markets or net fund sales were to raise asset levels substantially above current levels. In this regard, the Trustees noted that they had reviewed data relating to the substantial increase in asset levels of the Putnam funds that occurred during the years leading up to the market peak in 2000, the subsequent decline in assets and the resulting impact on revenues and expenses of Putnam Management. The Trustees also noted that recent declines in net assets in many Putnam funds, together with significant changes in the cost structure of Putnam Management have altered the economics of Putnam Management's business in significant ways. The Trustees concluded that they would monitor these changes carefully and evaluate the resulting impact on Putnam Management's economics and the sharing of economies of scale between the parties.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under the Management Contracts. The Trustees recognized that a high quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds.

They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such under-performance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line in an effort to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted. As a general matter, the Trustees concluded that consultation between the Trustees and Putnam Management represents the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds and their financial advisors have, as a general matter, effectively placed their trust in the Putnam organization, under the supervision of the funds' Trustees, to make appropriate decisions regarding the management of the funds. The Trustees believe that the termination of the Management Contract and engagement of a new investment adviser for under-performing funds, with all the attendant disruptions, would not serve the interests of fund shareholders at this time and would not necessarily provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the Management Contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, which pertain mainly to funds investing in equity securities. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage represent assets of the funds that should be used for the benefit of fund shareholders. The Trustees noted recent trends in the allocation of fund brokerage, including commission costs, the allocation of brokerage to firms that provide research services to Putnam Management, and the sources and application of available soft-dollar credits. Effective December 31, 2003, reflecting a decision made by the Trustees earlier that year, Putnam Management ceased allocating brokerage in connection with the sale of fund shares. In addition, in preparing its budget for commission allocations in 2004, Putnam Management voluntarily reduced substantially the allocation of brokerage commissions to acquire research services from third-party service providers. In light of evolving best practices in the mutual fund industry, the Trustees concluded that this practice should be further curtailed and possibly eliminated in the near future. The Trustees indicated that they would continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of the annual contract reviews included information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans and college endowments. This information included comparison of such fees with fees charged to the Putnam funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees devoted special attention to these issues and reviewed recent articles by critics of mutual fund fees, articles by the ICI defending such fee differences, and relevant guidance provided by decisions of the courts. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflects to a substantial degree historical competitive forces operating in separate market places. In reaching their conclusions, the Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, and also considered the differences between the services that Putnam provides to the Putnam funds and those that it provides to institutional clients of the firm.

Settlement of regulatory charges related to market timing

Finally, in reaching their conclusions, the Trustees considered all matters pertinent to the administrative charges filed against Putnam Management by the SEC and the Commonwealth of Massachusetts in October 2003 relating to market timing, the firm's settlement of those charges, and the conclusions and recommendations of the Trustees' Audit and Pricing Committee based on its review of these matters. The Trustees considered the actions taken by the owner of Putnam Management and its new senior management to terminate or discipline the individuals involved, to implement new compliance systems, to indemnify the funds against all costs and liabilities related to these matters, and otherwise to ensure that the interests of the funds and their shareholders are fully protected. The Trustees noted that, in addition to the settlements of the regulatory charges which will provide comprehensive restitution for any losses suffered by shareholders, the new senior management of Putnam Management has moved aggressively to control expense ratios of funds affected by market timing, to reduce charges to new investors, to improve disclosure of fees and expenses, and to emphasize the paramount role of investment performance in achieving shareholders' investment goals.


Other information for shareholders

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, are available on the Putnam Individual Investor Web site, www.putnaminvestments.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

For periods ending on or after July 9, 2004, the fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.



The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (100.0%) (a)
Number of shares                                                          Value

Aerospace and Defense (4.8%)
-------------------------------------------------------------------------------
       511,000 Boeing Co. (The)                                     $25,856,600
       252,600 United Technologies Corp.                             25,431,768
                                                                 --------------
                                                                     51,288,368

Banking (0.9%)
-------------------------------------------------------------------------------
       117,400 U.S. Bancorp                                           3,527,870
        85,400 Wells Fargo & Co.                                      5,235,020
                                                                 --------------
                                                                      8,762,890

Biotechnology (2.2%)
-------------------------------------------------------------------------------
       270,700 Amgen, Inc. (NON)                                     16,848,368
       199,500 Gilead Sciences, Inc. (NON)                            6,603,450
                                                                 --------------
                                                                     23,451,818

Commercial and Consumer Services (3.2%)
-------------------------------------------------------------------------------
       221,100 eBay, Inc. (NON) (S)                                  18,019,650
       466,300 Yahoo!, Inc. (NON) (S)                                16,418,423
                                                                 --------------
                                                                     34,438,073

Communications Equipment (6.9%)
-------------------------------------------------------------------------------
     2,406,100 Cisco Systems, Inc. (NON)                             43,406,044
       838,000 Qualcomm, Inc.                                        31,207,120
                                                                 --------------
                                                                     74,613,164

Computers (4.4%)
-------------------------------------------------------------------------------
       508,800 Dell, Inc. (NON)                                      21,247,488
       987,500 EMC Corp. (NON)                                       12,936,250
       364,600 Hewlett-Packard Co.                                    7,142,514
        58,500 IBM Corp.                                              5,465,070
                                                                 --------------
                                                                     46,791,322

Conglomerates (2.5%)
-------------------------------------------------------------------------------
       332,500 Danaher Corp. (S)                                     18,247,600
       233,700 General Electric Co.                                   8,443,581
                                                                 --------------
                                                                     26,691,181

Consumer Finance (3.8%)
-------------------------------------------------------------------------------
       302,200 Capital One Financial Corp. (S)                       23,656,216
       156,000 Countrywide Financial Corp.                            5,772,000
       429,900 MBNA Corp.                                            11,426,742
                                                                 --------------
                                                                     40,854,958

Consumer Goods (3.1%)
-------------------------------------------------------------------------------
       287,400 Avon Products, Inc. (S)                               12,134,028
       241,500 Gillette Co. (The)                                    12,248,880
       166,300 Procter & Gamble Co. (The)                             8,852,149
                                                                 --------------
                                                                     33,235,057

Electronics (5.8%)
-------------------------------------------------------------------------------
       140,580 Freescale Semiconductor, Inc. Class
               B (NON)                                                2,455,933
     1,788,000 Intel Corp.                                           40,140,600
     1,288,000 Motorola, Inc. (S)                                    20,273,120
                                                                 --------------
                                                                     62,869,653

Financial (1.8%)
-------------------------------------------------------------------------------
       303,800 Fannie Mae                                            19,619,404

Gaming & Lottery (0.7%)
-------------------------------------------------------------------------------
       124,500 Harrah's Entertainment, Inc. (S)                       7,873,380

Health Care Services (5.7%)
-------------------------------------------------------------------------------
       194,800 AmerisourceBergen Corp. (S)                           11,352,944
        63,200 Express Scripts, Inc. (NON)                            4,688,808
       116,600 Quest Diagnostics, Inc.                               11,111,980
       308,900 UnitedHealth Group, Inc.                              27,461,210
        53,100 WellPoint, Inc. (NON)                                  6,451,650
                                                                 --------------
                                                                     61,066,592

Insurance (1.0%)
-------------------------------------------------------------------------------
        30,500 American International Group, Inc.                     2,021,845
       103,600 Progressive Corp. (The)                                8,666,140
                                                                 --------------
                                                                     10,687,985

Medical Technology (1.9%)
-------------------------------------------------------------------------------
       127,300 Medtronic, Inc.                                        6,681,977
       352,800 St. Jude Medical, Inc. (NON)                          13,857,984
                                                                 --------------
                                                                     20,539,961

Oil & Gas (2.6%)
-------------------------------------------------------------------------------
       144,900 Anadarko Petroleum Corp.                               9,593,829
       340,100 Apache Corp.                                          18,508,242
                                                                 --------------
                                                                     28,102,071

Pharmaceuticals (15.3%)
-------------------------------------------------------------------------------
       593,600 Abbott Laboratories                                   26,723,872
     1,025,000 Johnson & Johnson                                     66,317,500
     1,660,100 Pfizer, Inc.                                          40,108,016
       778,200 Wyeth                                                 30,840,066
                                                                 --------------
                                                                    163,989,454

Retail (17.1%)
-------------------------------------------------------------------------------
       276,600 Best Buy Co., Inc. (S)                                14,878,314
       487,400 Costco Wholesale Corp. (S)                            23,039,398
       951,700 Home Depot, Inc. (The)                                39,267,142
       149,000 Kohl's Corp. (NON) (S)                                 7,004,490
       615,000 Lowe's Cos., Inc. (S)                                 35,048,850
       481,200 Staples, Inc.                                         15,754,488
       329,900 TJX Cos., Inc. (The) (S)                               8,260,696
       773,900 Wal-Mart Stores, Inc.                                 40,552,360
                                                                 --------------
                                                                    183,805,738

Shipping (0.3%)
-------------------------------------------------------------------------------
        32,000 FedEx Corp.                                            3,060,800

Software (10.6%)
-------------------------------------------------------------------------------
       373,400 Adobe Systems, Inc.                                   21,246,460
         2,401 Computer Associates International,
               Inc.                                                      65,283
     2,491,500 Microsoft Corp.                                       65,476,620
     1,376,800 Oracle Corp. (NON)                                    18,958,536
       365,800 Symantec Corp. (NON)                                   8,541,430
                                                                 --------------
                                                                    114,288,329

Technology Services (0.7%)
-------------------------------------------------------------------------------
       297,400 Accenture, Ltd. Class A (Bermuda)
               (NON)                                                  7,747,270

Textiles (2.0%)
-------------------------------------------------------------------------------
       254,300 NIKE, Inc.                                            22,030,009

Tobacco (2.7%)
-------------------------------------------------------------------------------
       455,300 Altria Group, Inc.                                    29,061,799
                                                                 --------------
               Total Common stocks
               (cost $1,045,001,421)                             $1,074,869,276

Short-term investments (6.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $4,881,347 Putnam Prime Money Market Fund (e)                    $4,881,347
    63,165,030 Short-term investments held as
               collateral for loaned securities with
               yields ranging from 2.29% to 2.65%
               and due dates ranging from February 1,
               2005 to March 22, 2005 (d)                            63,133,360
                                                                 --------------
               Total Short-term investments
               (cost $68,014,707)                                   $68,014,707
-------------------------------------------------------------------------------
               Total Investments
               (cost $1,113,016,128)                             $1,142,883,983
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,075,306,074.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at January 31, 2005.

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

      The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
January 31, 2005 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, including $61,393,737 of securities on loan (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $1,108,134,781)          $1,138,002,636
-------------------------------------------------------------------------------
Affiliated issuers (identified cost $4,881,347) (Note 5)            4,881,347
-------------------------------------------------------------------------------
Cash                                                                3,090,480
-------------------------------------------------------------------------------
Dividends, interest and other receivables                             454,133
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                              1,101,391
-------------------------------------------------------------------------------
Receivable for securities sold                                      7,161,637
-------------------------------------------------------------------------------
Total assets                                                    1,154,691,624

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                    7,362,717
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          5,143,646
-------------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2 and 5)                 1,868,572
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            509,824
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                179,775
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            5,882
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                588,200
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                 63,133,360
-------------------------------------------------------------------------------
Other accrued expenses                                                593,574
-------------------------------------------------------------------------------
Total liabilities                                                  79,385,550
-------------------------------------------------------------------------------
Net assets                                                     $1,075,306,074

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)  $3,938,103,912
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        4,066,829
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)          (2,896,732,522)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                         29,867,855
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $1,075,306,074

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($513,385,692 divided by 41,059,103 shares)                            $12.50
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $12.50)*                $13.19
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($489,342,487 divided by 41,378,983 shares)**                          $11.83
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($43,105,196 divided by 3,598,370 shares)**                            $11.98
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($15,932,610 divided by 1,323,815 shares)                              $12.04
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.04)*                $12.48
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($18,250 divided by 1,466 shares)                        $12.45
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($13,521,839 divided by 1,063,730 shares)                $12.71
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended January 31, 2005 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends                                                         $14,116,208
-------------------------------------------------------------------------------
Interest (including interest income of $55,593 from
investments in affiliated issuers) (Note 5)                            77,532
-------------------------------------------------------------------------------
Securities lending                                                     16,863
-------------------------------------------------------------------------------
Total investment income                                            14,210,603

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    3,839,828
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                    2,300,105
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                                80,540
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             27,470
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       26,021
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                 731,446
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               2,684,785
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 238,685
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  70,770
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                      20
-------------------------------------------------------------------------------
Other                                                                 501,423
-------------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                                    68,893
-------------------------------------------------------------------------------
Cost assumed by Manager (Notes 2 and 6)                               (68,893)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 5)                         (3,541)
-------------------------------------------------------------------------------
Total expenses                                                     10,497,552
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (353,778)
-------------------------------------------------------------------------------
Net expenses                                                       10,143,774
-------------------------------------------------------------------------------
Net investment income                                               4,066,829
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   11,686,471
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                       134,599
-------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period       39,799,064
-------------------------------------------------------------------------------
Net gain on investments                                            51,620,134
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $55,686,963
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets
                                            Six months ended       Year ended
                                                  January 31          July 31
Decrease in net assets                                  2005*            2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income (loss)                      $4,066,829     $(10,081,079)
-------------------------------------------------------------------------------
Net realized gain on investments                  11,821,070      162,083,375
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                    39,799,064      (94,270,652)
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        55,686,963       57,731,644
-------------------------------------------------------------------------------
Redemption fees (Note 1)                               3,364              498
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (270,496,269)    (707,670,202)
-------------------------------------------------------------------------------
Total decrease in net assets                    (214,805,942)    (649,938,060)

Net assets
-------------------------------------------------------------------------------
Beginning of period                            1,290,112,016    1,940,050,076
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $4,066,829 and $--,
respectively)                                 $1,075,306,074   $1,290,112,016
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.94          $11.75          $10.90          $16.23          $29.58          $21.54
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .06 (d)(e)     (.03)(d)        (.01)           (.05)           (.11)           (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .50             .22             .86           (5.28)         (13.24)           8.20
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .56             .19             .85           (5.33)         (13.35)           8.04
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (f)          -- (f)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $12.50          $11.94          $11.75          $10.90          $16.23          $29.58
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      4.69*           1.62            7.80          (32.84)         (45.13)          37.33
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $513,386        $625,338        $958,644      $1,135,783      $2,110,835      $3,177,205
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .69*(d)        1.34 (d)        1.25            1.12             .99             .97
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .53*(d)(e)     (.26)(d)        (.10)           (.34)           (.49)           (.59)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     23.70*          53.05           61.18           56.67           87.48           45.65
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period.
    As a result of such waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class A shares (Note 5).

(e) Reflects a special dividend which amounted to $0.08 per share and 0.63% of average net assets.

(f) Amount less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.34          $11.24          $10.51          $15.76          $28.94          $21.23
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .02 (d)(e)     (.12)(d)        (.09)           (.15)           (.27)           (.37)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .47             .22             .82           (5.10)         (12.91)           8.08
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .49             .10             .73           (5.25)         (13.18)           7.71
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (f)          -- (f)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.83          $11.34          $11.24          $10.51          $15.76          $28.94
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      4.32*            .89            6.95          (33.31)         (45.54)          36.32
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $489,342        $561,591        $771,151        $890,130      $1,822,567      $3,418,795
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   1.07*(d)        2.09 (d)        2.00            1.87            1.74            1.72
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .14*(d)(e)    (1.01)(d)        (.85)          (1.09)          (1.25)          (1.34)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     23.70*          53.05           61.18           56.67           87.48           45.65
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period.
    As a result of such waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class B shares (Note 5).

(e) Reflects a special dividend which amounted to $0.07 per share and 0.63% of average net assets.

(f) Amount less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.48          $11.39          $10.65          $15.96          $29.32          $21.50
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .02 (d)(e)     (.12)(d)        (.09)           (.15)           (.27)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .48             .21             .83           (5.16)         (13.09)           8.20
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .50             .09             .74           (5.31)         (13.36)           7.82
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (f)          -- (f)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.98          $11.48          $11.39          $10.65          $15.96          $29.32
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      4.36*            .79            6.95          (33.27)         (45.57)          36.37
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $43,105         $50,249         $82,977         $98,836        $212,621        $320,460
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   1.07*(d)        2.09 (d)        2.00            1.87            1.74            1.72
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .15*(d)(e)    (1.01)(d)        (.85)          (1.09)          (1.24)          (1.35)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     23.70*          53.05           61.18           56.67           87.48           45.65
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period.
    As a result of such waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class C shares (Note 5).

(e) Reflects a special dividend which amounted to $0.08 per share and 0.64% of average net assets.

(f) Amount less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.52          $11.40          $10.63          $15.90          $29.15          $21.34
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .03 (d)(e)     (.09)(d)        (.06)           (.11)           (.22)           (.30)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .49             .21             .83           (5.16)         (13.03)           8.11
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .52             .12             .77           (5.27)         (13.25)           7.81
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (f)          -- (f)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $12.04          $11.52          $11.40          $10.63          $15.90          $29.15
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      4.51*           1.05            7.24          (33.14)         (45.46)          36.60
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $15,933         $19,795         $30,905         $37,290         $80,815        $164,703
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .94*(d)        1.84 (d)        1.75            1.62            1.49            1.47
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .28*(d)(e)     (.76)(d)        (.60)           (.84)          (1.00)          (1.08)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     23.70*          53.05           61.18           56.67           87.48           45.65
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period.
    As a result of such waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class M shares (Note 5).

(e) Reflects a special dividend which amounted to $0.08 per share and 0.64% of average net assets.

(f) Amount less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS R
------------------------------------------------------------------------------------------------
                                                    Six months                        For the
                                                       ended           Year           period
                                                     January 31        ended      Jan. 21, 2003+
Per-share                                           (Unaudited)       July 31      to July 31
operating performance                                   2005            2004            2003
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                   $11.90          $11.74          $10.58
------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                         .04 (d)(e)     (.06)(d)        (.02)
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                      .51             .22            1.18
------------------------------------------------------------------------------------------------
Total from
investment operations                                    .55             .16            1.16
------------------------------------------------------------------------------------------------
Redemption fees                                           -- (f)          --              --
------------------------------------------------------------------------------------------------
Net asset value,
end of period                                         $12.45          $11.90          $11.74
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                  4.62*           1.36           10.96*
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                           $18              $5              $1
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                .81*(d)        1.59 (d)         .79*
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                         .39*(d)(e)     (.53)(d)        (.18)*
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 23.70*          53.05           61.18
------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime
    Money Market Fund during the period. As a result of such waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than
    0.01% of average net assets for class R shares (Note 5).

(e) Reflects a special dividend which amounted to $0.08 per share and 0.68% of average net assets.

(f) Amount less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          January 31
Per-share                                (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $12.12          $11.90          $11.01          $16.35          $29.73          $21.55
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .06 (d)(e)       -- (d)(f)      .02            (.01)           (.04)           (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .53             .22             .87           (5.33)         (13.34)           8.28
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .59             .22             .89           (5.34)         (13.38)           8.18
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (f)          -- (f)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $12.71          $12.12          $11.90          $11.01          $16.35          $29.73
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      4.87*           1.85            8.08          (32.66)         (45.01)          37.96
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $13,522         $33,135         $96,373        $101,137        $156,203         $75,332
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .56*(d)        1.09 (d)        1.00             .87             .74             .72
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .50*(d)(e)       -- (d)(g)      .14            (.09)           (.20)           (.34)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     23.70*          53.05           61.18           56.67           87.48           45.65
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period.
    As a result of such waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a reduction of less than 0.01% of average net assets for class Y shares (Note 5).

(e) Reflects a special dividend which amounted to $0.05 per share and 0.46% of average net assets.

(f) Amount represents less than $0.01 per share.

(g) Amount represents less than 0.01%.

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
January 31, 2005 (Unaudited)


Note 1
Significant accounting policies

Putnam Growth Opportunities Fund (the "fund"), is one of a series of Putnam Investment Funds (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of large U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam LLC, believes will offer above-average growth potential.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam), a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Prior year redemption fee balances have been reclassified to conform with current year financial statement presentation.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2005, the value of securities loaned amounted to $61,393,737. The fund received cash collateral of $63,133,360 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2004, the fund had a capital loss carryover of $2,907,484,302 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------
   $27,968,247   July 31, 2007
    62,483,255   July 31, 2008
    32,873,774   July 31, 2009
 2,010,452,849   July 31, 2010
   773,706,177   July 31, 2011

The aggregate identified cost on a tax basis is $1,114,085,427, resulting in gross unrealized appreciation and depreciation of $104,273,943 and $75,475,387, respectively, or net unrealized appreciation of $28,798,556.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2005 to the extent necessary to ensure that the fund's expenses do not exceed the average expenses of the front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended January 31, 2005, Putnam Management did not waive any of its management fee from the fund.

For the period ended January 31, 2005, Putnam Management has assumed $68,893 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (including those described in Note 6).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2005, the fund paid PFTC $2,380,645 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2005, the fund's expenses were reduced by $353,778 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,499, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2005, Putnam Retail Management, acting as underwriter, received net commissions of $21,751 and $1,250 from the sale of class A and class M shares, respectively, and received $612,190 and $1,226 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2005, Putnam Retail Management, acting as underwriter, received $6,529 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended January 31, 2005, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $281,786,094 and $544,875,911, respectively. There were no purchases or sales of U.S. government securities.

Note 4
Capital shares

At January 31, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,057,550       $37,766,899
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     3,057,550        37,766,899

Shares repurchased                 (14,364,988)     (178,107,012)
----------------------------------------------------------------
Net decrease                       (11,307,438)    $(140,340,113)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         11,036,179      $137,893,979
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    11,036,179       137,893,979

Shares repurchased                 (40,251,145)     (503,766,943)
----------------------------------------------------------------
Net decrease                       (29,214,966)    $(365,872,964)
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            869,970       $10,210,263
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       869,970        10,210,263

Shares repurchased                  (9,027,505)     (105,853,796)
----------------------------------------------------------------
Net decrease                        (8,157,535)     $(95,643,533)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          4,333,369       $51,837,666
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     4,333,369        51,837,666

Shares repurchased                 (23,401,122)     (278,968,944)
----------------------------------------------------------------
Net decrease                       (19,067,753)    $(227,131,278)
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            164,391        $1,972,250
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       164,391         1,972,250

Shares repurchased                    (941,678)      (11,233,881)
----------------------------------------------------------------
Net decrease                          (777,287)      $(9,261,631)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            367,838        $4,453,991
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       367,838         4,453,991

Shares repurchased                  (3,279,979)      (39,551,601)
----------------------------------------------------------------
Net decrease                        (2,912,141)     $(35,097,610)
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             59,842          $711,418
----------------------------------------------------------------
Shares issued in
connection
with reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        59,842           711,418

Shares repurchased                    (453,779)       (5,495,336)
----------------------------------------------------------------
Net decrease                          (393,937)      $(4,783,918)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            325,407        $3,946,398
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       325,407         3,946,398

Shares repurchased                  (1,319,425)      (15,948,217)
----------------------------------------------------------------
Net decrease                          (994,018)     $(12,001,819)
----------------------------------------------------------------

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                              1,081           $13,406
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                         1,081            13,406

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                             1,081           $13,406
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                290            $3,688
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                           290             3,688

Shares repurchased                          --*               (3)
----------------------------------------------------------------
Net increase                               290            $3,685
----------------------------------------------------------------

* Amount represents less than one rounded share.

                               Six months ended January 31, 2005
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            173,805        $2,169,409
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       173,805         2,169,409

Shares repurchased                  (1,842,887)      (22,649,889)
----------------------------------------------------------------
Net decrease                        (1,669,082)     $(20,480,480)
----------------------------------------------------------------

                                        Year ended July 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,548,107       $19,504,734
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,548,107        19,504,734

Shares repurchased                  (6,913,093)      (87,074,950)
----------------------------------------------------------------
Net decrease                        (5,364,986)     $(67,570,216)
----------------------------------------------------------------

At January 31, 2005, Putnam, LLC owned 95 class R shares of the fund (6.5% of class R shares outstanding), valued at $1,183.


Note 5
Investment in Putnam Prime Money
Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended January 31, 2005, management fees paid were reduced by $3,541 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $55,593 for the period ended January 31, 2005.


Note 6
Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In connection with its investigation of certain brokerage matters, the staff of the Philadelphia district office of the SEC has raised the question whether, in years prior to 2004, Putnam Management fully and effectively disclosed its practices relating to the allocation of brokerage on mutual fund portfolio transactions to broker-dealers who sold shares of the funds. Putnam Management ceased directing brokerage to broker-dealers in connection with the sale of fund shares as of January 1, 2004. Putnam Management and the Philadelphia office negotiated an offer of settlement under which Putnam Management would pay a civil penalty in the amount of $40 million and disgorgement in the amount of $1, and the total amount would be distributed to certain Putnam funds. The offer of settlement is subject to final documentation and approval by the Commissioners and the staff of the SEC. Discussions with the staff with respect to the offer of settlement are ongoing.


Results of November 11, 2004
and January 10, 2005
shareholder meetings
(Unaudited)

A special meeting of shareholders of the trust and of the fund was held on November 11, 2004. At that meeting, consideration of certain proposals was adjourned to a final meeting held on January 10, 2005.

November 11, 2004 meeting

At the meeting, each of the nominees for Trustees was elected with all funds of the trust voting together as a single class, as follows:

                                Votes              Votes
                                For                Withheld
------------------------------------------------------------------------------
Jameson A. Baxter               351,082,065        15,622,118
Charles B. Curtis               351,042,753        15,661,430
Myra R. Drucker                 351,151,144        15,553,039
Charles E. Haldeman, Jr.        350,979,606        15,724,577
John A. Hill                    351,040,950        15,663,233
Ronald J. Jackson               351,254,461        15,449,722
Paul L. Joskow                  351,030,830        15,673,353
Elizabeth T. Kennan             350,906,062        15,798,121
John H. Mullin, III             350,923,813        15,780,370
Robert E. Patterson             351,083,286        15,620,897
George Putnam, III              350,862,830        15,841,353
A.J.C. Smith*                   350,695,153        16,009,030
W. Thomas Stephens              351,105,688        15,598,495
Richard B. Worley               351,249,835        15,454,348

January 10, 2005 meeting

A proposal to amend the trust's Agreement and Declaration of Trust to permit the fund to satisfy redemption requests other than in cash was defeated with all funds of the trust voting together as a single class, as follows:

                                Votes              Votes
                                For                Against         Abstentions
------------------------------------------------------------------------------
                                257,778,273        18,341,560      97,931,582

A proposal to amend the fund's fundamental investment restriction with respect to borrowing to allow the fund the investment flexibility permitted by the Investment Company Act was defeated as follows:

                                Votes              Votes
                                For                Against         Abstentions
------------------------------------------------------------------------------
                                38,211,120         4,037,356       20,871,054

A proposal to amend the fund's fundamental investment restriction with respect to making loans to enhance the fund's ability to participate in an interfund borrowing and lending program was defeated as follows:

                                Votes              Votes
                                For                Against         Abstentions
------------------------------------------------------------------------------
                                38,728,570         3,524,864       20,866,096

A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments to enhance the fund's ability to invest in registered investment companies such as Putnam Prime Money Market Fund was defeated as follows:

                                Votes              Votes
                                For                Against         Abstentions
------------------------------------------------------------------------------
                                40,314,448         2,075,369       20,729,713

A proposal to amend the fund's fundamental investment restriction with respect to senior securities to clarify that permitted securities loans are not prohibited was defeated as follows:

                                Votes              Votes
                                For                Against         Abstentions
------------------------------------------------------------------------------
                                39,199,738         2,835,880       21,083,912

* Mr. Smith resigned from the Board of Trustees on January 14, 2005.

  All tabulations are rounded to nearest whole number.



Brokerage commissions
(Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam's Large-Cap Growth group for the year ended January 31, 2005. The other Putnam mutual funds in this group are Putnam Voyager Fund, Putnam VT Growth Opportunities Fund, and Putnam VT Voyager Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Growth group are (in descending order) Credit Suisse First Boston, Goldman Sachs, Citigroup Global Markets, Morgan Stanley Dean Witter, and Merrill Lynch. Commissions paid to these firms together represented approximately 69% of the total brokerage commissions paid for the year ended January 31, 2005.

Commissions paid to the next 10 firms together represented approximately 26% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bridge Trading, Charles Schwab & Co., Deutsche Bank Securities, Factset Securities, JP Morgan Clearing, Lazard Freres & Co., Lehman Brothers, RBC Capital Markets, Standard & Poor's, and UBS Warburg.

Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.



Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and
Legal and Compliance
Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Clerk and
Assistant Treasurer

This report is for the information of shareholders of Putnam Growth Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS



Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.


SA061-220215  3/05

Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Growth Opportunities Fund
Supplement to Semiannual Report dated 1/31/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 1/31/05

                                                                        NAV

6 months                                                               4.87%
1 year                                                                -3.57
5 years                                                              -55.37
Annual average                                                       -14.90
Life of fund (since class
A inception, 10/2/95)                                                 68.39
Annual average                                                         5.75

Share value:                                                            NAV

7/31/04                                                              $12.12
1/31/05                                                              $12.71

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains        Total
                     --           --               --               --

----------------------------------------------------------------------------

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

Performance assumes reinvestment of distributions and does not account for taxes. Returns shown for class Y shares for periods prior to their inception (7/1/99) are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. Returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

A short-term trading fee of up to 2% may apply.

Please see pages 11-12 of the accompanying shareholder report for a discussion of the information appearing in the tables below:

----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 1/31/05

                                                                     Class Y

Expenses paid per $1,000*                                              $5.78
Ending value (after expenses)                                      $1,048.70

----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming a hypothetical 5% annualized return for the 6 months ended 1/31/05

                                                                     Class Y

Expenses paid per $1,000*                                              $5.70
Ending value (after expenses)                                      $1,019.56

----------------------------------------------------------------------------

EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio                                    1.12%
Average annualized expense ratio
for Lipper peer group +                                                 1.15%

+ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.

----------------------------------------------------------------------------


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005